UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21632
Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)
73 Tremont Street, Boston, Massachusetts 02108
(Address of principal executive offices) (Zip code)
Robert L. Giles, Jr.
73 Tremont Street
Boston, Massachusetts 02108
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: 1-800-443-4306
Date of fiscal year end: March 31
Date of reporting period: April 1, 2007 to September 30, 2007

Item 1.     Reports To Unitholders.
The following is a copy of the report transmitted to Unitholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
Kiewit Investment Fund LLLP
Semi-Annual Report
September 30, 2007
Investment Adviser
Hall Capital Partners LLC
www.kiewitinvestmentfund.com

Letter to Unitholders
September 30, 2007
Dear Unitholder:
We are pleased to report that as of September 30, 2007 the Fund had assets of more than $200 million and over 600 investors. In August the Fund celebrated its two year anniversary!
Performance
For the semi-annual period covered by this report, April 1, 2007 through September 30, 2007, the Fund had a total return of 4.41% versus the Fund’s “balanced” benchmark1, which was up 5.41%. Performance for the Fund for the one-year period and since inception in comparison to the benchmark is as follows:

		Average Annualized	Cumulative
	1-Year	Since Inception†	Since Inception†

Fund, net of fees and expenses	12.26%	10.40%	23.11%
Benchmark	11.94%	9.64%	21.36%

†	The Fund commenced investment operations on August 24, 2005
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s units, when tendered for repurchase, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent quarter end may be obtained by calling 800-443-4306 or visiting www.kiewitinvestmentfund.com.
The Fund seeks to diversify its holdings by investing across various asset categories, as further described in the next section, Asset Allocation. During the six months ended September 30, 2007, each of the categories had a positive contribution to the Fund’s performance with strong contributions coming from the Fund’s international equity and hedge fund managers.
As described in the Fund’s offering materials, the Fund is intended to be a long-term investment vehicle. Due to the investment goals and strategies of the Fund, it is likely that the Fund’s performance, especially over short timeframes, will deviate, possibly dramatically, from the balanced benchmark. The Fund underperformed relative to the benchmark this period, but its performance since inception is still comfortably above the benchmark. In previous letters we reiterated our belief that “risk” was alive and well and that the Fund was seeking to position its portfolio to withstand market turbulence such as the volatility stemming from the sub-prime mortgage mess. Despite the recent uptick in the markets, we believe that there will be more market dislocations in the future. The goal is for the Fund to be positioned to be able to withstand shocks and to benefit from the investment opportunities that are created during periods of market turbulence.
With the exception of fixed income, the broad markets continued upward in the first two months of the period (April and May), but a storm was brewing. In mid-June credit markets became increasingly volatile as concern mounted over sub-prime mortgages and then spread to other areas such as the asset backed commercial paper market; this was due to concerns that

      1 The Balanced Benchmark is an unmanaged index created by the Adviser. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index represents debt securities that are SEC- registered, taxable, and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Balanced Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes. Investments cannot be made directly into the Balanced Benchmark.

the “assets” backing the commercial paper might include sub-prime exposure. The performance of the majority of the Fund’s equity managers declined, in line with the Russell 3000 (down 1.87%), and the MSCI EAFE2 (essentially flat (+0.12%)). The hedge fund managers generated positive returns during this period.
Volatility across the credit and equity markets continued in July. In the credit markets, the successful completion of several large buyout transactions (where private equity firms take public companies private using debt) was called into question. Estimates in August of the “overhang” of debt that needed to be placed for previously announced buyout deals ranged from $300-$400 billion. The Federal Reserve and the Europe Central bank intervened in early August in an attempt to facilitate normal financing activities in the markets. Later in August, the Federal Reserve lowered the discount rate3, and in September intervened again to lower both the discount rate and the federal funds rate4, creating a rebound in both U.S. and global equity markets. The Russell 3000 was up 1.55% in the second half of the period, but this modestly positive return underplays the continuing volatility in the markets and divergent performance in different segments of the investing landscape. The consumer discretionary sector and the financial sector of the Russell 3000 both suffered declines of 4%-5% in the second half of the period, but the index overall was buoyed by outsized returns in energy (+8%) and information technology (+5%).
The other major story of the second half of the period (July — September) was the dramatic decline of the dollar against most major currencies, with the Canadian dollar and the U.S. dollar achieving parity for the first time since 1976! At one point in the second half of the period the dollar had declined more than 9% against the Japanese yen. As we have discussed in previous letters, the Fund’s exposure to international markets, both through the equity and hedge fund portfolios, provides an important means of diversification. Additionally, several of the Fund’s hedge fund managers were able to benefit from their ability to take “short” credit positions — e.g. to benefit from declines in certain securities and/or indices within the mortgage market.
Asset Allocation*
The Asset Allocation for the Fund as of September 30, 2007 is shown below.

*	Fund holdings and asset allocations vary through the year and may change at any time.

#	Short-term Investments include cash/cash equivalents and other liabilities in excess of assets.

      2 The MSCI EAFE index stands for the Morgan Stanley Capital International Europe, Australasia and Far East index and is a broad benchmark of the developed markets excluding the United States.
      3 The discount rate is the interest rate charged to commercial banks and other depository institutions on loans they receive from their regional Federal Reserve Bank’s lending facility — the discount window.
      4 The federal funds rate is the interest rate at which depository institutions lend balances at the Federal Reserve to other depository institutions overnight.

Investments
As of September 30, 2007, approximately 51% of the Fund’s assets were managed by three sub-advisers: Payden & Rygel (Cash and Fixed income), SSgA Funds Management, Inc. (Passive U.S. Equities) and Pzena Investment Management, LLC (Active U.S. Equities). The Fund had a cash balance of 4.8%. This represents cash held for liquidity purposes.
The remaining assets of the Fund (49%) were allocated to various strategies, which are detailed in the Summary Schedule of Investments:

•	Active U.S. Equity: ValueAct Capital Partners II, LP.

•	Active International Equities: Oakmark International Fund, Longleaf International Equity Fund, Walter Scott & Partners International Equity LLC and Liberty Square Strategic Partners IV (Asia).

•	Hedge Funds: As of September 30, 2007, the Fund had approximately 25% of its assets invested in hedge funds. These investments were split between “absolute return” focused managers and “equity hedge” managers. Absolute return funds seek to generate positive annual returns with low volatility in all market environments. Equity hedge managers typically buy “long” or sell “short” U.S. and global equities. These investments tend to have a greater allocation of capital to long investments (owning the actual security) than short (selling a borrowed security which must be replaced) and are thus more correlated to the returns of equity markets than absolute return strategies.
As of the date of this letter, the Fund continues to have hedge fund investments in four absolute return funds — Canyon Value Realization Fund LP, FFIP LP, Perry Partners LP and Taconic Opportunity Fund, LP. The Fund also has investments in three equity hedge funds — Lansdowne European Strategic Equity Fund LP, Royal Capital Value LP and Tiedemann Global Emerging Markets QP, LP.
Fixed Income Spotlight
In this section we wanted to discuss the Fund’s fixed income investments in more detail. The Fund’s fixed income manager, Payden & Rygel, manages a Lehman Aggregate account for the Fund. The primary investments within the fixed income account include U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The government securities include treasury bonds and securities issued by the Federal National Mortgage Association (commonly known as Fannie Mae) and the Federal Home Loan Mortgage Securities (commonly known as Freddie Mac).
The mortgage-backed exposure within the Fund’s sub-advisory account with Payden & Rygel comes primarily from pass-through mortgage securities issued and guaranteed by the Government National Mortgage Association (commonly known as Ginnie Mae — and is backed by the government’s full faith and credit) or the government-sponsored enterprises (that do not benefit from a government guarantee) Fannie Mae and Freddie Mac. The Fund also has indirect exposure to mortgages through its holdings in asset-backed securities, where a portion of the underlying assets may be sub-prime mortgages. However, as part of Payden & Rygel’s rigorous investment process, including in-depth credit analysis, Payden & Rygel has selected highly rated (by Standard & Poor’s: AAA) short average-life asset-backed securities which are in the highest part of the capital structure (e.g. the first to be paid back). While all securities involve risk, Payden & Rygel and Hall Capital Partners believe that the high quality asset-backed securities held in the Fund’s portfolio carry lower risk than the sub-prime securities you may have read about in the news, which are typically subordinated (receive principal only after the more senior securities are paid), carry lower ratings, and have longer average lives.

The next report on the Fund will be the annual report as of March 31, 2008. We look forward to the opportunity to discuss the Fund again with you in our next report.
Sincerely,
Kathryn A. Hall
Hall Capital Partners LLC — Fund Adviser
Past performance does not guarantee future results.
Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. References to other funds should not be interpreted as an offer to sell these securities or the solicitation of an offer to buy these securities.
An investment in the Fund entails substantial risks; loss of principal is possible. These risks include but are not limited to general market risks, fund specific risks, investment and securities specific risks, special investment instrument and technique risks, special risks of hedge funds and other unregistered portfolio funds. Please see the prospectus for further details. The Fund may not be suitable for all investors. Please review and consider the Fund’s investment objective, strategies, fees and risks (as described in the prospectus) before investing.
Investments by the Fund in Alternative Investment Products, including hedge funds, will increase the risk of investment loss as these underlying funds often engage in leveraging and other speculative investment practices. Additionally, the Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.
Standard & Poor’s is a rating service that evaluates the creditworthiness of bonds, with the highest to lowest ratings: AAA, AA, A, BBB, BB, B, CCC, C, D, and non-rated.
(11/07)

Kiewit Investment Fund LLLP
Performance Information (Unaudited)

Total Return For the Fund for the Six Months Ended September 30, 2007	4.41%
Total Return For the Balanced Benchmark for the Six Months Ended September 30, 2007*	5.41%
Average Annual Total Return For the Fund Since Inception	10.40%†
Average Annual Total Return For the Balanced Benchmark Since Inception*	9.64%†

Portfolio Summary As of September 30, 2007

Pzena Investment Management, LLC

Percentage
Top Five Common Stocks††	of Net Assets

Freddie Mac	0.2%
Citigroup, Inc.	0.2
Wal-Mart Stores, Inc.	0.2
Allstate Corp. (The)	0.2
Alcatel-Lucent (ADR)	0.2

Total	1.0%
SSgA Funds Management, Inc.

Percentage
Top Five Common Stocks††	of Net Assets

Exxon Mobil Corp.	0.9%
General Electric Co.	0.8
AT&T, Inc.	0.5
Microsoft Corp.	0.4
Citigroup, Inc.	0.4

Total	3.0%
Payden & Rygel

Percentage
Top Five Short-Term Investments#	of Net Assets

Federal Home Loan Bank 4.63%, due 10/26/07 (a)	1.5%
Federal National Mortgage Assn. 4.47%, due 12/19/07 (a)	1.5
Federal Farm Credit Bank 4.58%, due 10/04/07 (a)	0.9
Federal Home Loan Mortgage Corp. 4.60%, due 10/24/07 (a)	0.8
Federal Farm Credit Bank 4.56%, due 10/17/07 (a)	0.7

Total	5.4%
Payden & Rygel

Percentage
Top Five Fixed Income Investments	of Net Assets

Federal National Mortgage Assn. 4.45%, due 12/05/07 TBA (d)(g)	1.1%
U.S. Treasury Note 3.88%, due 09/15/10 (e)	1.0
Federal National Mortgage Assn. 5.50%, due 10/25/37 TBA (d)(g)	0.9
Federal National Mortgage Assn. 6.00%, due 10/15/37 TBA (d)(g)	0.8
Federal National Mortgage Assn. 5.50%, due 10/25/22 TBA (d)(g)	0.8

Total	4.6%

*	The Balanced Benchmark is an unmanaged index created by the Adviser. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Lehman Brothers U.S. Aggregate Bond Index. Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index represents debt securities that are SEC-registered, taxable, and dollar denominated; the index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Balanced Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes. Investments cannot be made directly into the Balanced Benchmark.

†	The Fund commenced investment operations on August 24, 2005.

††	Excluding short-term investments.

#	Short-term investments include cash/cash equivalents and other liabilities in excess of assets.

(a)	Zero coupon security — rate disclosed is the yield as of September 30, 2007.

(d)	Dollar roll transaction. See Note 8 to the Financial Statements.

(e)	All or a portion of the security has been segregated to meet the Fund’s obligation for delayed delivery securities.

(g)	Security is subject to delayed delivery. See Note 7 to the Financial Statements.
ADR — American Depositary Receipt.
TBA — To be announced.

Kiewit Investment Fund LLLP

Summary Schedule of Investments as of September 30, 2007 (Unaudited)	(in U.S. dollars)

			Percentage
		Market	of Net
	Shares	Value	Assets

EQUITY INVESTMENTS Common Stocks (Active & Passive Domestic Equities) Consumer Discretionary
Other**	239,244	$7,802,671	3.7%

Consumer Staples
Wal-Mart Stores, Inc.	19,025	830,441	0.4%
Procter & Gamble Co.	11,602	816,085	0.4%
Altria Group, Inc.	7,769	540,179	0.3%
Other**	87,491	3,805,082	1.8%

		5,991,787	2.9%

Energy
Exxon Mobil Corp.	20,800	1,925,248	0.9%
Chevron Corp.	7,900	739,282	0.4%
ConocoPhillips	6,037	529,868	0.3%
Other**	72,255	3,815,513	1.8%

		7,009,911	3.4%

Financials
Citigroup, Inc.	27,881	1,301,206	0.6%
Bank of America Corp.	22,779	1,145,100	0.5%
Freddie Mac	10,900	643,209	0.3%
Fannie Mae	9,598	583,654	0.3%
JPMorgan Chase & Co.	12,585	576,645	0.3%
Allstate Corp. (The)	9,850	563,322	0.3%
American International Group, Inc.	8,300	561,495	0.3%
Other**	251,916	10,969,960	5.3%

		16,344,591	7.9%

Health Care
Johnson & Johnson	15,125	993,712	0.5%
Pfizer, Inc.	39,775	971,703	0.5%
Other**	153,347	6,634,075	3.1%

		8,599,490	4.1%

Industrials
General Electric Co.	38,000	1,573,200	0.8%
Other**	114,728	6,225,006	2.9%

		7,798,206	3.7%

Information Technology
Microsoft Corp.	38,825	1,143,784	0.5%
Cisco Systems, Inc.*	22,400	741,664	0.4%
International Business Machines Corp.	5,041	593,830	0.3%
Intel Corp.	21,500	555,990	0.3%
Other**	307,519	7,979,264	3.8%

		11,014,532	5.3%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2007 (Unaudited)	(in U.S. dollars)

			Percentage
		Market	of Net
	Shares	Value	Assets

Materials
Other**	50,687	$2,384,109	1.1%

Telecommunication Services
AT&T, Inc.	22,771	963,441	0.5%
Other**	47,524	1,240,771	0.6%

		2,204,212	1.1%

Utilities
Other**	67,095	2,770,985	1.3%

Total Common Stocks (Active & Passive Domestic Equities) (Cost $60,049,546)		71,920,494	34.5%

Investment Companies (Active International & Passive Domestic Equities)
Longleaf Partners International Fund	444,576	9,749,550	4.7%
Oakmark International Fund	344,282	9,154,456	4.4%

Total Investment Companies (Active International & Passive Domestic Equities) (Cost $15,690,196)		18,904,006	9.1%

Partnerships (Active Domestic & International Equities) (c)
Partnership (Active Domestic Equity)
ValueAct Capital Partners II, L.P.		10,290,000	4.9%
Partnership (Active International Equity)
Walter Scott International Fund LLC		12,855,000	6.2%
Liberty Square Strategic Partners IV (Asia)		6,390,000	3.1%

Total Partnerships (Active Domestic & International Equities) (Cost $22,600,000)		29,535,000	14.2%

TOTAL EQUITY INVESTMENTS (Cost $98,339,742)		120,359,500	57.8%

ALTERNATIVE ASSETS (c)
Hedge Funds
Canyon Value Realization Fund, L.P.		11,051,000	5.3%
Perry Partners, L.P.		10,618,000	5.1%
FFIP, L.P.		9,733,000	4.7%
Taconic Opportunity Fund, L.P.		8,470,000	4.0%
Tiedemann Global Emerging Markets QP, L.P.		4,629,000	2.2%
Royal Capital Value Fund, L.P.		4,529,000	2.2%
Lansdowne European Strategic Equity Fund, L.P.		4,396,000	2.1%

TOTAL ALTERNATIVE ASSETS (Cost $44,250,000)		53,426,000	25.6%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2007 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Market	of Net
	Amount	Value	Assets

FIXED INCOME INVESTMENTS
Asset Backed Securities
Other**	$1,178,213	$1,160,192	0.6%

Collateralized Mortgage Obligations
Other**	2,784,291	2,774,740	1.3%

Corporate Bonds
Consumer Discretionary
Other**	455,000	454,639	0.2%

Consumer Staples
Other**	297,000	302,159	0.1%

Energy
Other**	332,000	353,842	0.2%

Financials
Other**	1,286,000	1,267,447	0.6%

Health Care
Other**	534,000	524,743	0.3%

Industrials
Other**	359,000	361,892	0.2%

Information Technology
Other**	170,000	169,116	0.1%

Materials
Other**	87,000	86,866	0.0%

Telecommunication Services
Other**	314,000	327,047	0.2%

Utilities
Other**	240,000	235,508	0.1%

Foreign Government Securities
Other**	345,000	369,063	0.2%

Municipal Bonds
California — Other**		192,404	0.1%

New York — Other**		196,104	0.1%

U.S. Government Securities
Federal Home Loan Mortgage Corp.
5.00%, due 02/16/17	355,000	355,404	0.2%
5.75%, due 01/15/12	135,000	141,003	0.1%
5.38%, due 02/08/10	96,000	96,277	0.0%

		592,684	0.3%

Federal National Mortgage Assn.
5.50%, due 10/25/37 TBA (d)(g)	1,850,000	1,811,844	0.9%
6.00%, due 10/15/37 TBA (d)(g)	1,600,000	1,602,000	0.8%
The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2007 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Market	of Net
	Amount	Value	Assets

5.50%, due 10/25/22 TBA (d)(g)	$1,600,000	$1,596,000	0.8%
5.50%, due 04/01/36	686,977	673,700	0.3%
5.00%, due 09/01/33	515,933	493,886	0.2%
5.50%, due 04/01/34	270,105	265,320	0.1%
5.89%, due 12/01/36 (f)	182,059	184,272	0.1%
5.84%, due 12/01/36 (f)	163,401	165,406	0.1%
6.25%, due 05/15/29	126,000	141,462	0.1%
5.50%, due 04/01/34	109,931	107,998	0.0%
5.50%, due 05/01/34	105,501	103,632	0.0%

		7,145,520	3.4%

U.S. Treasury Securities
U.S. Treasury Bonds
5.00%, due 05/15/37	105,000	107,707	0.1%

U.S. Treasury Notes
3.88%, due 09/15/10 (e)	2,109,000	2,100,762	1.0%
4.00%, due 02/15/15 (e)	1,582,000	1,539,114	0.7%
4.63%, due 11/15/16 (e)	1,289,000	1,295,344	0.6%
4.88%, due 06/30/09	750,000	761,250	0.4%
4.75%, due 08/15/17	670,000	679,003	0.3%
4.63%, due 07/31/12	493,000	501,589	0.2%
3.13%, due 10/15/08 (e)	487,000	482,548	0.2%
4.75%, due 01/31/12	350,000	358,012	0.2%
4.50%, due 05/15/10	300,000	303,773	0.1%

		8,021,395	3.7%

TOTAL FIXED INCOME INVESTMENTS (Cost $24,612,502)		24,643,068	11.8%

SHORT-TERM INVESTMENTS
Commercial Paper
Other**	323,391	323,391	0.2%

Discount Notes
Federal Agricultural Mortgage Corp.
4.58%, due 10/23/07 (a)	600,000	598,248	0.3%

Federal Farm Credit Bank
4.58%, due 10/04/07 (a)	1,800,000	1,799,084	0.9%
4.56%, due 10/17/07 (a)	1,500,000	1,496,777	0.7%

		3,295,861	1.6%

Federal Home Loan Bank
4.63%, due 10/26/07 (a)	3,200,000	3,189,346	1.5%
4.45%, due 12/05/07 (a)	700,000	694,338	0.3%

		3,883,684	1.8%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2007 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Market	of Net
	Amount	Value	Assets

Federal Home Loan Mortgage Corp.
4.60%, due 10/24/07 (a)	$1,600,000	$1,595,104	0.8%
4.45%, due 12/05/07 (a)	230,000	228,140	0.1%

		1,823,244	0.9%

Federal National Mortgage Assn.
4.47%, due 12/19/07 (a)	3,200,000	3,168,541	1.5%
4.45%, due 12/05/07 TBA (d)(g)	2,390,000	2,370,667	1.1%

		5,539,208	2.6%

U.S. Treasury Securities
U.S. Treasury Bill
3.65%, due 12/06/07 (a)(b)	401,000	398,296	0.3%

TOTAL SHORT-TERM INVESTMENTS (Cost $15,860,001)		15,861,932	7.7%

TOTAL INVESTMENTS (Cost $183,062,245) (h)		214,290,500	102.9%
Other Liabilities in Excess of Assets		(5,999,084)	(2.9)%

NET ASSETS		$208,291,416	100.0%

Notes to Summary Schedule of Investments:

*   Non-income producing security.

**	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

(a)	Zero coupon security — rate disclosed is yield as of September 30, 2007.

(b)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(c)	Securities were valued at fair value — At September 30, 2007, the Fund held $82,961,000 of fair valued securities, representing 39.8% of net assets.

(d)	Dollar roll transaction. See Note 8 to the Financial Statements.

(e)	All or a portion of the security has been segregated to meet the Fund’s obligation for delayed delivery securities.

(f)	Variable or floating rate security. Rate disclosed is as of September 30, 2007.

(g)	Security is subject to delayed delivery. See Note 7 to the Financial Statements.

(h)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.
TBA — To be announced.
The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP

Summary Schedule of Investments (concluded) as of September 30, 2007 (Unaudited)	(in U.S. dollars)

Futures Contracts:
      Kiewit Investment Fund LLLP had the following futures contract(s) open at September 30, 2007.

	Number of	Notional	Expiration	Net Unrealized
	Contracts	Market Value	Date	Appreciation

Long:
E-mini Russell 2000 Index	1	$81,320	December - 07	$3,273
E-mini S & P 500 Index	7	538,300	December - 07	16,842
E-mini S & P Midcap 400 Index	1	89,330	December - 07	2,658

				$22,773

    This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Investments is available (i) without charge, upon request, by calling the Fund toll-free at 800-443-4306; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Assets and Liabilities
September 30, 2007 (Unaudited)

ASSETS:
Investments, at Value (Cost $183,062,245)	$214,290,500
Cash	1,771,736
Receivable for Investment Securities Sold	2,444,658
Dividends and Interest Receivable	237,792
Prepaid Insurance Fee	90,353
Receivable from Unitholders	18,899

Total Assets	218,853,938

LIABILITIES:
Investment Securities Purchased Payable	8,926,727
Units Redeemed Payable	1,345,977
Advisory and Sub-Advisory Fees Payable	209,102
Administration Fees Payable	35,252
Variation Margin Payable	3,175
Accrued Expenses	42,289

Total Liabilities	10,562,522

Net Assets	$208,291,416

NET ASSETS CONSIST OF:
Paid-in Capital	$174,567,112
Undistributed Net Investment Income	646,018
Accumulated Net Realized Gain	1,827,258
Unrealized Appreciation on:
Investments	31,228,255
Futures Contracts	22,773

Net Assets	$208,291,416

Units Outstanding (unlimited units authorized)	11,443.80

Net Asset Value Per Unit	$18,201.25

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Operations
For the Six Months Ended September 30, 2007 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $15)	$671,255
Interest	778,895

Total Income	1,450,150

Expenses:
Advisory and Sub-Advisory Fees (Note B)	443,963
Administration Fees (Note C)	165,300
Directors’ and Officers’ Fees	156,000
Legal Fees	134,999
Insurance Fees	86,085
Unitholder Reports	40,000
Transfer Agent Fees	40,000
Audit Fees	29,999
Custodian Fees (Note F)	17,500
Registration and Filing Fees	12,500
Miscellaneous Expenses	16,000

Total Expenses	1,142,346

Net Investment Income	307,804

Net Realized Gain (Loss) on:
Investments Sold	1,212,254
Futures Contracts	12,570

Net Realized Gain	1,224,824

Change in Unrealized Appreciation (Depreciation) on:
Investments	6,726,794
Futures Contracts	16,216

Change in Unrealized Appreciation (Depreciation)	6,743,010

Total Net Realized Gain and Change in Unrealized Appreciation	7,967,834

Net Increase in Net Assets Resulting from Operations	$8,275,638

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Changes in Net Assets

	For the Six Months Ended	For the Year
	September 30, 2007	Ended
	(Unaudited)	March 31, 2007

Increase in Net Assets
Operations:
Net Investment Income	$307,804	$2,411,483
Net Realized Gain	1,224,824	591,959
Change in Unrealized Appreciation (Depreciation)	6,743,010	15,447,555

Net Increase in Net Assets Resulting from Operations	8,275,638	18,450,997

Distributions:
Net Investment Income	—	(2,711,470)

Capital Transactions: (1)
Subscribed	13,731,000	15,297,692
Redeemed	(1,345,977)	(2,733,637)

Net Increase in Net Assets from Capital Share Transactions	12,385,023	12,564,055

Total Increase in Net Assets	20,660,661	28,303,582

Net Assets:
Beginning of Period	$187,630,755	$159,327,173

End of Period	$208,291,416	$187,630,755

Undistributed Net Investment Income Included in End of Period Net Assets	$646,018	$338,214

(1) Capital Transactions:
Units Subscribed	754.77	956.46
Units Redeemed	(73.95)	(161.23)

Net Increase in Units from Capital Share Transactions	680.82	795.23

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Cash Flows

For the Six Months Ended
September 30, 2007
(Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$8,275,638
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash used in Operating Activities:
Purchase of investment securities	(58,454,081)
Proceeds from disposition of investment securities	51,127,378
Purchase of short-term investment securities, net	(6,240,969)
Increase in receivable for investment securities sold	(645,720)
Increase in dividends and interest receivable	(30,854)
Increase in prepaid insurance fee	(21,675)
Increase in investment securities purchased payable	3,249,670
Increase in advisory and sub-advisory fees payable	20,813
Increase in administration fees payable	1,872
Net change in variation margin	3,610
Decrease in accrued expenses	(27,966)
Net accretion of discounts and premiums	(321,876)
Unrealized appreciation on securities and currencies	(6,726,794)
Net realized gain from investments and currencies	(1,212,254)

Net cash used in operating activities	(11,003,208)

Cash Flows from Financing Activities:
Decrease in units redeemed payable	(99,169)
Increase in receivable from unitholders	(18,890)
Proceeds from units subscribed	13,731,000
Payment on units redeemed	(1,345,977)
Cash distributions paid	—

Net cash provided from financing activities	12,266,964

Net increase in cash	1,263,756

Cash:
Beginning balance	507,980

Ending balance	$1,771,736

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Financial Highlights
For a Unit Outstanding Throughout the Period

	For the Six Months Ended				For the Period
	September 30, 2007		For the Year Ended		August 24, 2005† to
	(Unaudited)		March 31, 2007		March 31, 2006

Net Asset Value, Beginning of Period	$17,432.97		$15,984.27		$15,000.00
Income from Investment Operations:
Net Investment Income	27.64	(a)	227.76	(a)	64.03
Net Realized and Unrealized Gain	740.64		1,470.94		920.24

Total from Investment Operations	768.28		1,698.70		984.27

Less Distributions from:
Net Investment Income	—		(250.00)		—

Net Asset Value, End of Period	$18,201.25		$17,432.97		$15,984.27

Total Return	4.41%**		10.65%		6.56%**

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$208,291		$187,631		$159,327
Ratio of Expenses to Average Net Assets	1.14%*		1.20%		1.58%*
Ratio of Net Investment Income to Average Net Assets	0.31%*		1.38%		0.70%*
Portfolio Turnover Rate	27%**		61%		51%**
 †  Commencement of investment operations.
(a)  The net investment income per share data was determined by using average shares outstanding throughout the period.
 *  Annualized.
**  Not annualized.
The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
Notes to Financial Statements
September 30, 2007 (Unaudited)
Kiewit Investment Fund LLLP (the “Fund”) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is organized as an “employees’ securities company” under the 1940 Act and has received an order from the Securities and Exchange Commission (the “Commission” or the “SEC”) exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.
The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.
The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (“Kiewit”) and its affiliated companies who are or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.
A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     1. Security Valuation:
Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (“Portfolio Funds”) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s investment adviser, Hall Capital Partners LLC (“Hall Capital Partners” or “the Adviser”, formerly Offit Hall Capital Management LLC), to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds, as well as any other relevant information available at the time the Fund values its portfolio. The Adviser will consider such information, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.
     2. Futures:
Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
     3. Foreign Currency Transactions:
Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign currency exchange rates on investments.
     4. Security Transactions and Investment Income:
Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.
     5. Expenses:
Certain expenses have been allocated to the Fund daily on a pro rata basis based upon the respective aggregate net asset value of the Fund.
     6. Dividends and Distributions:
Dividends and distributions to unitholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
     7. Delayed Delivery Transactions:
The Fund may purchase or sell securities on a “when-issued” or “delayed delivery” basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Cash or liquid securities are designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, the Fund may lose some flexibility in managing its investments, responding to unitholder redemption requests, or meeting other current obligations. Additionally, losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
     8. Dollar Rolls:
The Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Fund accounts for these transactions as purchases and sales. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Fund exceeding the return on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.
During the six months ended September 30, 2007, the Fund* engaged in dollar roll transactions:

Average
Maximum	Principal	Average	Average	Amount
Amount	Amount	Amount	Units	Per Unit
Outstanding	Outstanding	Outstanding	Outstanding	Outstanding	Fee
During the	as of	During the	During the	During the	Income
Period	09/30/07	Period	Period	Period	Earned

$6,385,747	$5,042,619	$3,282,571	11,138	$294.71	$(11,473)

*	Payden & Rygel (a Sub-Adviser) engaged in dollar roll transactions on behalf of the Fund.
     9. New Accounting Pronouncement:
In addition, in September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.
In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115.” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Fund’s financial statement disclosures.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
B. Advisory and Sub-Advisory Fees: Hall Capital Partners serves as the Fund’s investment adviser and provides investment management services to the Fund. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Board. Under the terms of the advisory contract effective through August 7, 2007, the Fund paid the Adviser an advisory fee computed on the percentage of the Fund’s assets invested in certain asset classes expressed as an annual percentage of the Fund’s net assets and determined and paid as of the end of each quarter as set forth below.

Asset Class Fees	Fees Charged by Adviser

Cash and Fixed Income	0.125%
Passive U.S. Equity (i.e., index investing)	0.125%
Active U.S. Equity	0.500%
Active International Equity	0.500%
Hedge Funds	0.550%
Effective August 8, 2007, the contract was renewed, and the Fund pays the Advisor an advisory fee of an annual percentage of 0.375% of the Fund’s net assets determined as of the end of each quarter.
The Fund will pay each Sub-Adviser an advisory fee computed as a percentage of the Fund’s net assets allocated to such Sub-Adviser. The Sub-Advisers selected by the Board are: (1) Pzena Investment Management, LLC (“PIM”), which is responsible for a portion of the Fund’s active U.S. equity strategy, (2) Payden & Rygel, which is responsible for a portion of the Fund’s fixed income strategy, including managing the Fund’s cash account, and (3) SSgA Funds Management, Inc. (“SSgA FM”), which is responsible for managing the Fund’s Russell 3000 Index strategy.
As compensation for its investment advisory services, the Fund pays PIM a sub-advisory fee based on the monthly value of the Fund’s assets managed by PIM, at the following annual rate: (i) 0.70% per annum on the first $25,000,000; (ii) 0.50% per annum on the next $75,000,000; (iii) 0.40% per annum on the next $200,000,000, and (iv) 0.35% per annum thereafter.
As compensation for its investment advisory services, the Fund pays Payden & Rygel an annual fee accrued daily and payable monthly for managing cash and equivalent assets of 0.15% and for managing fixed income assets of 0.22% on the first $50,000,000 and 0.15% per annum thereafter.
As compensation for its investment advisory services, the Fund pays SSgA FM an annual fee based on average daily net assets of 0.08% of the first $50,000,000, 0.06% of the next $50,000,000, and 0.04% per annum thereafter. There is a minimum per annum fee of $50,000.
The Fund invests in Portfolio Funds, and Portfolio Fund managers are compensated by asset-based fees and by performance fees or incentive allocations. These fees and allocations are not paid directly by the Fund. Rather, each Portfolio Fund deducts such fees directly from its assets.
C. Administration Fees: Under the terms of an administration agreement with the Fund, J.P. Morgan Investor Services Co. (“JPMorgan”) provides tax, accounting and administrative services to the Fund. In consideration for these services, the Fund paid JPMorgan a fee of $165,300 for the six months ended September 30, 2007.
D. Distributor: Limited Partnership Units of the Fund (“Units”) are distributed by Quasar Distributors, LLC (the “Distributor”). Kiewit pays the Distributor for its services in connection with the offering of Units.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
E. Investment Professional: Linsco Private Ledger Corp., through its investment adviser representatives at Carson Wealth Management Group (the “Investment Professional”), has been retained to be available to consult with each potential investor. Before any prospective investor may invest in the Fund, the Fund will require the following certifications from the investor: (1) he or she is eligible to own Units and meets other requirements for investment, (2) the investor will not transfer his or her Units except in accordance with the Partnership Agreement, (3) the prospective investor is aware of the availability of the Investment Professional for personal consultation without charge to the potential investor or the Fund and (4) the potential investor had the opportunity to consult with the Investment Professional to the extent that he or she deemed appropriate. The fees and expenses of the Investment Professional relating to investing in the Fund are paid by Kiewit.
F. Custodian Fees: JPMorgan Chase Bank, N.A., an affiliate of JPMorgan, serves as the Fund’s custodian and maintains custody of the Fund’s assets. In consideration for these services, the Fund paid JPMorgan Chase Bank, N.A. a fee of $17,500 for the six months ended September 30, 2007.
G. Federal Income Taxes: The Fund is a limited liability limited partnership and does not pay U.S. Federal income tax on its taxable income. Instead, the income, gain, loss and deduction of the Fund are allocated among the limited partners and Kiewit Investment Holdings Inc., the general partner for tax purposes. Accordingly, no provision has been made for U.S. Federal income tax in the accompanying financial statements.
The Fund adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on September 30, 2007. As of September 30, 2007, this did not result in an impact to the Fund’s financial statements.
H. Purchases and Sales: During the six months ended September 30, 2007, the Fund’s cost of purchases and proceeds from sales totaled $43,963,838 and $40,935,675, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. For the six months ended September 30, 2007, cost of purchases and proceeds from sales of long-term U.S. Government securities were $14,490,243 and $10,191,703, respectively.
At September 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation

$183,062,245	$33,780,245	$(2,551,990)	$31,228,255
I. Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.
J. Other: At September 30, 2007, the Fund had one Unitholder who controlled more than 10% of the outstanding Units. The aggregate percentage of Units held by this Unitholder was 41.85%.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
K. Indemnification: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)
BASIS FOR APPROVAL OF INTERIM INVESTMENT ADVISORY CONTRACTS
At a meeting on June 26, 2007, the Board, with the assistance of Fund counsel, considered the approval of an Interim Investment Advisory Agreement between Hall Capital Partners LLC (“Hall Capital”) and the Fund (the “Interim Advisory Agreement”). The Interim Advisory Agreement was proposed because the existing Investment Advisory Agreement with Offit Hall Capital Management LLC (“Offit Hall”) was expected to terminate due to the reorganization of Offit Hall into Hall Capital.
The Board reviewed and discussed a variety of factors and information, including information received on an ongoing basis at meetings of the Board and its Audit Committee. There were discussions among the Directors, Fund management and Fund counsel leading up to the meeting of the Board on June 26th. The following summary of the discussions held at that meeting is not intended to be all-inclusive.
In preparation for the June 26, 2007 meeting, the Board members discussed the performance of Offit Hall and its proposed reorganization into Hall Capital. The Board did not identify any particular information that was all-important or controlling. The approval determination was made on the basis of each Director’s business judgment after consideration of all of the factors deemed relevant by the Directors although individual Directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.
Below is a summary discussion of the information considered by the Board and the Board’s conclusions with respect to the Interim Advisory Agreement presented to the Board for approval.
Nature, Extent and Quality of Services to be Provided by Hall Capital
The Board discussed with representatives of the adviser, including Kathryn A. Hall (Chief Investment Officer of Offit Hall and the expected Chief Executive Officer and Chief Investment Officer of Hall Capital), the current management of the Fund by Offit Hall and the expected management of the Fund following the reorganization of Offit Hall into Hall Capital and discussed the expected structure, financial stability, personnel and management of Hall Capital following such reorganization. In particular, the Board considered representations by Ms. Hall that the current investment team managing the Fund’s assets would remain at Hall Capital and that there would be no diminution in the services to be rendered to the Fund by Hall Capital from the services presently received by the Fund. Based on these discussions, the Board concluded that there was a reasonable basis on which to conclude that Hall Capital would provide satisfactory investment advisory services to the Fund.
Investment Performance; Advisory Fees; Profitability; Economies of Scale
The Board considered the investment performance delivered by the portfolio managers of the Fund in the past and noted that such personnel were expected to remain in place at Hall Capital. The Board also considered that the Interim Advisory Agreement contained the same fee structure as the current investment advisory agreement. The Board reviewed and discussed certain pro forma financial statements of Hall Capital and concluded that there was not enough current information to make a judgment regarding Hall Capital’s potential profits derived for services rendered to the Fund by Hall Capital or the ability for Hall Capital to benefit from any economies of scale that may be achieved by the Fund. The Board considered, in particular, that it was scheduled to hold a meeting in August during which the Board would consider in detail new investment advisory and investment sub-advisory agreements to replace the proposed interim agreements.

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)
Conclusions
At the June 26, 2007 meeting, the Board having requested and received such information from Hall Capital as the Board believed to be reasonably necessary to evaluate the terms of the Interim Advisory Agreement approved Interim Advisory Agreement and further approved the compensation payable to Hall Capital as set forth in the Interim Advisory Agreement.
BASIS FOR APPROVAL OF INTERIM SUB-ADVISORY CONTRACTS
At a meeting on July 10, 2007, the Board, with the assistance of Fund counsel, considered the approval of the Interim Sub-Investment Advisory Agreements among the Fund, Hall Capital and Payden & Rygel; the Fund, Hall Capital and Pzena Investment Management, LLC; and the Fund, Hall Capital and SSgA Funds Management, Inc. (collectively, the “Sub-Advisers” and the “Interim Sub-Advisory Agreements”).
The Board reviewed and discussed a variety of factors and
information, including information received on an ongoing basis at meetings of the Board and its Audit Committee. There were discussions among the Directors, Fund management and Fund counsel leading up to the meeting of the Board on July 10th. The following summary of the discussions held at that meeting is not intended to be all-inclusive.
In preparation for the July 10, 2007 meeting, the Board members discussed each of the Sub-Advisers and the performance thereof. The Board did not identify any particular information that was all-important or controlling. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors deemed relevant by the Directors although individual Directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.
Below is a summary discussion of the information considered by the Board and the Board’s conclusions with respect to the Interim Sub-Advisory Agreements presented to the Board for approval.
Nature, Extent and Quality of Services to be Provided by the Sub-Advisers; Investment Performance; Advisory Fees; Profitability; Economies of Scale
The Board discussed with Fund management the current management of the Fund by the Sub-Advisers. The Board considered the fact that the Interim Sub-Advisory Agreements were necessary due to the reorganization of Offit Hall and that no change in management at any of the Sub-Advisers and no diminution in the services to be rendered to the Fund by the Sub-Advisers was contemplated. The Board also considered level of services currently provided by the Sub-Advisers. Based on its discussions, the Board concluded that there was a reasonable basis on which to conclude that the Sub-Advisers would provide satisfactory investment sub-advisory services to the Fund.
The Board considered the investment performance delivered by the portfolio managers of the Sub-Advisers in the past and noted that such personnel were expected to continue to serve the Fund under the Interim Sub-Advisory Agreements. The Board also considered that the Interim Sub-Advisory Agreements contained the same fee structure as the current investment sub-advisory agreements. The Board considered, in particular, that it was scheduled to hold a meeting in August during which new investment sub-advisory agreements would be reviewed in detail and various factors would be considered, including Sub-Adviser profitability and the potential benefits of any economies of scale.
Conclusions
At the July 10, 2007 meeting, the Board having requested and received such information as the Board believed to be reasonably necessary to evaluate the terms of the Interim Sub-Advisory Agreements approved the Interim Sub-Advisory Agreements and

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)
further approved the compensation payable to each Sub-Adviser as set forth in each respective Interim Sub-Advisory Agreement.
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS
At an in-person meeting on August 7, 2007, the Board, with the assistance of Fund counsel, considered (1) the continuance of the Investment Advisory Agreement between Hall Capital Partners LLC (“Hall Capital” or “Adviser”) and the Fund (the “Advisory Agreement”) and (2) the continuance of the Sub-Investment Advisory Agreements among the Fund, Hall Capital and Payden & Rygel (“Payden Investment”); the Fund, Hall Capital and Pzena Investment Management, LLC (“Pzena”); and the Fund, Hall Capital and SSgA Funds Management, Inc. (“SSgA”) (collectively, the “Sub-Advisers” and the “Sub-Advisory Agreements”).
The following discussion is not intended to be all-inclusive. With respect to the Advisory Agreement and Sub-Advisory Agreements, the Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and its Audit Committee. There were several discussions among the Directors, Fund management and Fund counsel leading up to the meeting of the Board on August 7th.
In view of the broad scope and variety of the information reviewed, the Board did not find it practicable to make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not identify any particular information that was all-important or controlling. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors although individual Directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.
In preparation for the August 7, 2007 meeting, the Board members discussed Hall Capital and each Sub-Adviser and the performance thereof. In addition, the Board appointed one Director to lead the process of requesting, reviewing and coordinating the overall process in connection with the renewal of the Advisory Agreement and the Sub-Advisory Agreements.
At the August 7th in-person meeting, the Board evaluated, among other things, written information provided by Hall Capital and each Sub-Adviser as well as answers to questions posed by the Board to representatives of each one. In response to specific requests from the Directors, Hall Capital and the Sub-Advisers furnished information concerning a variety of matters, including, (1) details concerning the nature, extent and quality of the services provided by Hall Capital and the Sub-Advisers, (2) the investment performance of the Fund as a whole and of the portion of the Fund’s assets advised by each Sub-Adviser, (3) the advisory fees, sub-advisory fees and total expenses of the Fund, (4) an assessment as to whether any economies of scale existed in connection with the operation of the Fund, and (5) information concerning costs of services provided to the Fund and the profitability to Hall Capital and the Sub-Advisers of providing such services, including any direct or indirect benefits (such as soft dollars) enjoyed by Hall Capital, the Sub-Advisers or their respective affiliates as a result of their relationship with the Fund. In addition, the Board also evaluated information contained in a report prepared by an independent consultant that consisted of detailed fee, expense and performance information. This report also ranked the Fund with groups compiled by the independent consultant consisting of selected groups of unaffiliated fund of funds and unaffiliated fund of managers (“Comparable Group”).
Below is a discussion of the information considered by the Board as well as the Board’s conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for approval.
Nature, Extent and Quality of Services Provided by Hall Capital and the Sub-Advisers
Hall Capital. The Board considered the nature, quality and extent of services provided by Hall Capital to the Fund. In making its evaluation with respect to the Advisory Agreement, the Board considered that, subject to the supervision and approval of the

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)
Board, Hall Capital is responsible for developing, implementing and supervising the Fund’s investment program including managing the portion of the Fund’s assets invested in portfolio investment funds and recommending sub-advisers to manage the Fund’s assets. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by Hall Capital under the Advisory Agreement with the Fund and that there was a reasonable basis on which to conclude that Hall Capital, given its substantial investment management experience, would continue to provide high quality investment advisory services to the Fund. The Board also considered a request from Hall Capital for a fee increase to an annual fee of .375% of Fund assets from a blended rate based on the portion of assets allocated to various asset classes and reasons proposed therein and concluded the fee increase was fair and reasonable.
Sub-Advisers. The Board considered the nature, quality and extent of services provided by each Sub-Adviser. In making its evaluation with respect to the Sub-Advisory Agreements, the Board considered that under each Sub-Advisory Agreement, the respective Sub-Adviser is responsible for managing a portion of the Fund’s assets, including the purchase, retention and disposition of the investments, securities and cash contained in its portfolio fund, in accordance with the Fund’s investment objective and strategies as stated in the its Prospectus and Statement of Additional Information. In connection with these responsibilities and duties, the Board considered the fact that each Sub-Adviser is responsible for (1) providing investment research and supervision of the Fund’s investments and conducting a continuous program of investment evaluation; (2) furnishing Hall Capital or the Fund with statistical information with respect to its investments as requested; (3) apprising the Fund of any important material developments and furnishing the Fund with such information as it believes is appropriate for this purpose; and (4) implementing all purchases and sales of investments for the portion of Fund assets it advises in a manner consistent with its policies.
Taking into account the Adviser’s recommendation of the continuation of each Sub-Advisory Agreement, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by each of the Sub-Advisers under its Sub-Advisory Agreement and concluded that there was a reasonable basis on which to conclude that each Sub-Adviser would continue to provide satisfactory investment sub-advisory services to the Fund.
Investment Performance
One element of the nature, quality and extent of services is investment performance. The Board reviewed information with respect to the Fund’s performance compared to its benchmark for the one year period March 31, 2007 as well as additional information through the quarter ended June 30, 2007. The Board also evaluated information contained in a report prepared by an independent consultant that consisted of detailed performance information for the Fund that ranked it with a Comparable Group and for each sub-adviser that ranked them with peers. The Board was also provided with statistics for the benchmark returns for various broad market indicators. In reviewing the performance of the Fund, the Board also considered the size of the Fund and the fact that it is designed to serve as a long-term, diversified, investment vehicle for current and former employees of Peter Kiewit Sons’, Inc. and its affiliated companies and members of their immediate families.
The Board concluded that continuation of the Advisory Agreement and Sub-Advisory Agreements was appropriate in light of the operating history of the Fund, the asset size of the Fund and the performance of Hall Capital and the Sub-Advisers. The benchmark and peer group comparisons for the Fund and the Sub-Advisers of the Fund are summarized below.
The Fund. Under the Advisory Agreement, Hall Capital as the Adviser is responsible for developing, implementing and supervising the Fund’s investment program subject to the supervision of the Fund’s Board of Directors. The Advisory Agreement provides that the Adviser shall: (i) recommend Sub-Advisers to invest portions of the Fund’s assets directly on the Fund’s behalf and (ii) invest the Fund’s assets in portfolio funds directly. Net of all fees, the Fund outperformed its benchmark which is an unmanaged index created by the Adviser consisting of a 60% weighting of the Russell® 3000 Index and a 40% weighting of the

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)
Lehman Brothers U.S. Aggregate Bond Index. The Fund’s performance also compared favorably to comparable performance and expense peer funds.
The Sub-Advisers. The Board evaluated the performance of each of the Sub-Advisers. Payden manages all of the Fund’s assets allocated to a fixed income strategy and the Fund’s cash account. In managing the Fund’s fixed income assets, Payden slightly underperformed the Lehman Aggregate Bond Index for the one year ended March 31, 2007. The Board noted for the cash portion Payden achieved a return comparable to the return of its benchmark index, the 3 month T-Bill, for the one year ended March 31, 2007. Pzena manages the Fund’s active U.S. equity assets. Pzena underperformed its benchmarks, the Russell 1000® Value Index and the S&P 500 Index, for the one year ended March 31, 2007. SSgA manages the Fund’s passive U.S. equity investments. SSgA matched the performance of its benchmark, the Russell 3000® Index, for the one year ended March 31, 2007. While the Board reviewed comparative performance data from an independent consultant, the Board considered it to be a less useful basis for comparison given that peer fund performance includes operating expenses, but the Sub-Advisers have no ability to offset Fund expenses.
Advisory Fees, Sub-Advisory Fees and Total Expenses
The Board considered the advisory fee proposed to be paid by the Fund to Hall Capital as well as the sub-advisory fees paid by the Fund to the Sub-Advisers. To assist the Board in its evaluation, the Board reviewed information provided by an independent consultant that consisted of fee information for the Adviser and Sub-Advisers, including contractual management fees and total Fund operating expenses, and compared it against other funds. The Board had reviewed the Fund’s expense structure in light of the complexity of the Fund and its operations and recognized that neither the Adviser nor the Sub-Advisers were directly responsible for expenses other than their advisory fees, which made the comparative information less useful than for a more traditional fund.
The Board noted that the Sub-Advisers’ contractual fees were at or below the average for comparable funds and that even when certain operating expenses are added, the Sub-Advisory arrangements are below average, except for the Pzena contract. For Hall Capital, the Board recognized the limitations of the peer comparisons, and considered the proposed contractual fee to be reasonable separately and to be average when aggregate fund management fees and related expenses were compared to those of comparable funds.
Costs of Services Provided and Profitability
The Board requested and received information with respect to the costs of services provided by Hall Capital and certain Sub-Advisers and the estimated profit or loss in providing such services.
The Board also reviewed information provided by Hall Capital and each Sub-Adviser with respect to any indirect benefits received as a result of their relationship with the Fund. The Board considered each firm’s brokerage policies, including any benefits received from soft dollar arrangements. The Board also considered that Hall Capital and the Sub-Advisers may receive intangible benefits such as enhanced name recognition.
The Board concluded that the benefits derived by Hall Capital and the Sub-Advisers were reasonable and consistent with the types of benefits generally derived by an adviser and/or a sub-adviser to a closed-end management investment company.

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Concluded)
Economies of Scale
The Board considered whether the Fund has benefited from economies of scale and whether there is potential for future realization of economies of scale. It was noted that, although total net assets for the Fund have generally increased, current asset levels did not result in economies of scale to the Fund or to Hall Capital with respect to investment advisory fees. The Board also considered the limitations on the ability of the Fund’s units to be distributed beyond the universe of the eligible investors permitted by its status as an employees’ securities company and the effect that would have on raising the Fund’s asset level. The Board concluded that the advisory fee structure at the Adviser level with respect to the Advisory Agreement and at the Sub-Adviser level with respect to the Sub-Advisory Agreements were reasonable and that no changes were currently necessary to reflect economies of scale.
Conclusions
At the August 7, 2007 meeting, the Board having requested and received such information from Hall Capital and the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreements unanimously approved (1) the continuance of the Advisory Agreement for a one year period and (2) the continuance of each Sub-Advisory Agreement for a one year period and further unanimously approved the compensation payable to Hall Capital and the compensation payable to the Sub-Advisers as set forth in the Advisory Agreement and each Sub-Advisory Agreement, respectively.

Kiewit Investment Fund LLLP
Additional Tax Information as of September 30, 2007 (Unaudited)
The amounts below represent an estimate of taxable income PER FUND UNIT for the nine months ended September 30, 2007, and is being provided to assist you with tax planning for the 2007 tax year. None of this information has been audited. This information is very preliminary, and the amounts reported on your Final 2007 Schedule K-1 may vary significantly.
To determine your estimated taxable income and gain/(loss), multiply the number of units you own by the amounts indicated.

Estimated Taxable Income:
Interest Income	$196
Ordinary Dividends*	134
Ordinary Income (Loss)	(24)
Net Short-Term Capital Gain/(Loss)	188
Net Long-Term Capital Gain/(Loss)	357
Other Deductions	(227)

*	Includes Qualified Dividends of $96
This estimate of taxable income is based on the best information available to the Fund as of September 30, 2007. A portion of the Fund’s assets as of September 30, 2007 were invested in hedge funds, which provided information to the Fund for purposes of this estimate. That information, some of which was for periods prior to September 30, 2007, is unaudited and preliminary. Further, it has not been verified by the Fund or its agents, therefore, the Fund does not assume responsibility for its accuracy.

Directors
  Philip J. Ruden
     Chairman of the Board
  Robert D. Bates
  Michael R. McCarthy
  Ben E. Muraskin
  Kenneth E. Stinson
Executive Officers
  Robert L. Giles, Jr.
     President, Chief Executive
     Officer and Chief Compliance Officer
  Denise A. Meredith
     Treasurer and Chief Financial Officer
  Gregory L. Pickard
     Secretary
Investment Adviser
  Hall Capital Partners LLC
  One Maritime Plaza, 5th Floor
  San Francisco, California 94111
Administrator and Transfer Agent
  J.P. Morgan Investor Services Co.
  73 Tremont Street
  Boston, Massachusetts 02108
Custodian
  JPMorgan Chase Bank, N.A.
  270 Park Avenue
  New York, New York 10017
Legal Counsel
  Willkie Farr & Gallagher LLP
  787 Seventh Avenue
  New York, New York 10019-6099
Independent Registered Public Accounting Firm
  KPMG LLP
  99 High Street
  Boston, Massachusetts 02110
Distributor
  Quasar Distributors, LLC
  615 East Michigan Street
  Milwaukee, Wisconsin 53202
This report is only for distribution to Unitholders of Kiewit Investment Fund LLLP. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of the Fund’s Units will fluctuate so that Units, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Kiewit Investment Fund LLLP will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s Website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) Information regarding how the Fund voted any proxies related to portfolio securities from inception through June 30, 2007, without charge, upon request by contacting the Fund directly at 1-800-443-4306 or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).
This report is authorized for distribution only when preceded or accompanied by a prospectus which describes in detail each Investment Portfolio’s investment policies, risks, fees, and expenses. Please read the prospectus carefully before you invest or send money. Additional information about the Fund is available without charge, upon written or oral request, by contacting Kiewit Investment Fund LLLP at:
P.O. Box 182913, Columbus, OH 43218-2913, Phone: (800) 443-4306 E-mail: kifinfo@bisys.com
Worldwide web: kiewitinvestmentfund.com

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
Kiewit Investment Fund LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2007 (Unaudited)

		Market
	Shares	Value

EQUITY INVESTMENTS (57.8%)
Common Stocks (Active & Passive Equities (34.5%)
Consumer Discretionary (3.7%)
99 Cents Only Stores*	100	$1,027
Aaron Rents, Inc.	100	2,230
Abercrombie & Fitch Co.	353	28,487
AC Moore Arts & Crafts, Inc.*	100	1,576
Advance Auto Parts, Inc.	400	13,424
Aeropostale, Inc.*	300	5,718
AFC Enterprises*	100	1,505
Aftermarket Technology Corp.*	100	3,174
Amazon.Com, Inc.*	1,100	102,465
Ambassadors Group, Inc.	100	3,810
American Axle & Manufacturing Holdings, Inc.	200	5,050
American Eagle Outfitters, Inc.	600	15,786
American Greetings Corp., Class A	200	5,280
Ameristar Casinos, Inc.	100	2,810
AnnTaylor Stores Corp.*	300	9,501
Apollo Group, Inc., Class A*	500	30,075
Applebees International, Inc.	300	7,464
Arbitron, Inc.	100	4,534
Arctic Cat, Inc.	100	1,636
ArvinMeritor, Inc.	200	3,364
Audiovox Corp.*	100	1,029
Autoliv, Inc.	300	17,925
AutoNation, Inc.*	547	9,693
Autozone, Inc.*	200	23,228
Bally Technologies, Inc.*	200	7,086
Barnes & Noble, Inc.	200	7,052
Beazer Homes USA, Inc.	200	1,650
Bebe Stores, Inc.	100	1,463
Bed Bath & Beyond, Inc.*	1,100	37,532
Belo Corp., Class A	300	5,208
Best Buy Co., Inc.	1,500	69,030
Big 5 Sporting Goods Corp.	100	1,870
Big Lots, Inc.*	400	11,936
BJ’s Restaurants, Inc.*	100	2,105
Black & Decker Corp.	300	24,990
Blockbuster, Inc., Class A*	600	3,222
Blue Nile, Inc.*	100	9,412
Bluegreen Corp.*	100	775
Blyth, Inc.	100	2,045
Bob Evans Farms, Inc.	100	3,018
Borders Group, Inc.	200	2,666
BorgWarner, Inc.	200	18,306
Boyd Gaming Corp.	200	8,570
Bright Horizons Family Solutions, Inc.*	100	4,284
Brinker International, Inc.	450	12,348
Brookfield Homes Corp.	88	1,632
Brown Shoe Co., Inc.	225	4,365
Brunswick Corp.	300	6,858
Build-A-Bear Workshop Inc.*	100	1,776
Building Materials Holding Corp.	200	2,116
Burger King Holdings, Inc.	300	7,647
Cabela’s, Inc.*	100	2,365
Cablevision Systems Corp.*	800	27,952
California Pizza Kitchen, Inc.*	150	2,636
Callaway Golf Co.	300	4,803
Career Education Corp.*	300	8,397
Carmax, Inc.*	800	16,264
Carnival Corp	1,600	77,488
Carter’s, Inc.*	200	3,990

		Market
	Shares	Value

Catalina Marketing Corp.*	200	6,478
Cato Corp. (The), Class A	100	2,044
CBRL Group, Inc.	110	4,488
CBS Corp., Class B	2,500	78,750
CEC Entertainment, Inc.*	100	2,687
Centex Corp.	500	13,285
Central European Media Enterprises Ltd.*	100	9,171
Champion Enterprises, Inc.*	300	3,294
Charlotte Russe Holding, Inc.*	100	1,464
Charming Shoppes, Inc.*	400	3,360
Charter Communications, Inc., Class A*	1,000	2,580
Cheesecake Factory (The)*	300	7,041
Chico’s FAS, Inc.*	600	8,430
Childrens Place Retail Stores, Inc. (The)*	100	2,428
Chipotle Mexican Grill, Inc., Class B *	106	11,342
Choice Hotels International, Inc.	100	3,767
Christopher & Banks Corp.	100	1,212
Circuit City Stores, Inc.	600	4,746
Citadel Broadcasting Corp.	795	3,307
CKE Restaurants, Inc.	200	3,242
CKX, Inc.*	100	1,231
Clear Channel Communications, Inc.	1,900	71,136
Clear Channel Outdoor Holdings, Inc., Class A*	100	2,550
Coach, Inc.*	1,400	66,178
Coinstar, Inc.*	100	3,217
Coldwater Creek, Inc.*	250	2,715
Collective Brands, Inc.*	200	4,412
Columbia Sportswear Co.	100	5,531
Comcast Corp., Class A*	10,900	263,562
Cooper Tire & Rubber Co.	200	4,880
Corinthian Colleges, Inc.*	300	4,773
Cox Radio, Inc. (The)*	100	1,305
CROCS, Inc.*	326	21,924
CSK Auto Corp.*	200	2,130
CTC Media, Inc.*	100	2,196
Cumulus Media, Inc., Class A*	200	2,044
Darden Restaurants, Inc.	600	25,116
Deckers Outdoor Corp.*	100	10,980
Denny’s Corp.*	300	1,200
DeVry, Inc.	200	7,402
Dick’s Sporting Goods, Inc.*	200	13,430
Dillard’s, Inc., Class A	200	4,366
DIRECTV Group, Inc.*	2,700	65,556
Discovery Holding Co., Class A*	1,100	31,735
Dollar Tree Stores, Inc.*	400	16,216
Domino’s Pizza, Inc.	100	1,659
Dow Jones & Co., Inc.	200	11,940
DR Horton, Inc.	1,100	14,091
DreamWorks Animation SKG, Inc., Class A*	300	10,026
Dress Barn, Inc.*	200	3,402
Drew Industries, Inc.*	100	4,068
DSW, Inc., Class A*	100	2,517
Eastman Kodak Co.	1,000	26,760
EchoStar Communications Corp., Class A*	800	37,448
Emmis Communications Corp., Class A	100	494
Entercom Communications Corp., Class A	100	1,933
Entravision Communications Corp., Class A*	300	2,766
Ethan Allen Interiors, Inc.	100	3,269
EW Scripps Co., Class A	300	12,600
Expedia, Inc.*	731	23,304
Family Dollar Stores, Inc.	600	15,936
Finish Line, Class A	100	434
Fleetwood Enterprises, Inc.*	200	1,710
Foot Locker, Inc.*	600	9,198
Ford Motor Co.*	7,600	64,524
Fortune Brands, Inc.	600	48,894
Fossil, Inc.*	200	7,472
Fred’s, Inc., Class A	100	1,053

		Market
	Shares	Value

Furniture Brands International, Inc.	200	2,028
GameStop Corp., Class A*	600	33,810
Gannett Co., Inc.	900	39,330
Gap, Inc.	2,300	42,412
Garmin Ltd.	400	47,760
Gaylord Entertainment Co.*	200	10,644
Gemstar-TV Guide International, Inc.*	800	5,568
General Motors Corp.	1,700	62,390
Genesco, Inc.*	100	4,613
Gentex Corp.	500	10,720
Genuine Parts Co.	700	35,000
Getty Images, Inc.*	200	5,568
Goodyear Tire & Rubber Co. (The)*	800	24,328
Gray Television, Inc.	200	1,698
Great Wolf Resorts, Inc.*	100	1,236
Group 1 Automotive, Inc.	100	3,357
GSI Commerce, Inc.*	100	2,660
Guess ?, Inc.	200	9,806
Guitar Center, Inc.*	100	5,930
Gymboree Corp.*	100	3,524
H&R Block, Inc.	1,200	25,416
Hanesbrands, Inc.*	350	9,821
Harley-Davidson, Inc.	1,000	46,210
Harman International Industries, Inc.	300	25,956
Harrah’s Entertainment, Inc.	700	60,851
Harte-Hanks, Inc.	200	3,936
Hasbro, Inc.	600	16,728
Hearst-Argyle Television, Inc.	100	2,596
Helen of Troy Ltd.*	100	1,931
Hibbett Sports, Inc.*	150	3,720
Hilton Hotels Corp.	1,400	65,086
Home Depot, Inc.	14,642	474,986
HOT Topic, Inc.*	200	1,492
Hovnanian Enterprises, Inc., Class A*	200	2,218
IAC/InterActiveCorp.*	700	20,769
Iconix Brand Group, Inc.*	100	2,379
Idearc, Inc.	530	16,679
Ihop Corp.	100	6,333
Interactive Data Corp.	100	2,820
International Game Technology	1,300	56,030
International Speedway Corp., Class A	100	4,586
Interpublic Group of Cos., Inc.*	1,700	17,646
INVESTools, Inc.*	300	3,627
Isle of Capri Casinos, Inc.*	100	1,945
ITT Educational Services, Inc.*	200	24,338
J Crew Group, Inc.*	100	4,150
Jack in the Box, Inc.*	157	10,180
Jackson Hewitt Tax Service, Inc.	100	2,796
Jakks Pacific, Inc.*	100	2,671
Jarden Corp.*	222	6,869
JC Penney Co., Inc.	900	57,033
Jo-Ann Stores, Inc.*	100	2,110
John Wiley & Sons, Inc., Class A	200	8,986
Johnson Controls, Inc.	749	88,464
Jones Apparel Group, Inc.	400	8,452
JOS A Bank Clothiers, Inc.*	125	4,178
Journal Communications, Inc., Class A	100	948
KB Home	300	7,518
Kellwood Co.	100	1,705
Keystone Automotive Industries, Inc.*	100	4,776
Kimball International, Inc., Class B	100	1,138
Kohl’s Corp.*	1,200	68,796
Krispy Kreme Doughnuts, Inc.*	200	800
K-Swiss, Inc., Class A	100	2,291
Lamar Advertising Co., Class A	300	14,691
Landry’s Restaurants, Inc.	100	2,646
Las Vegas Sands Corp.*	400	53,368
La-Z-Boy, Inc.	200	1,476

		Market
	Shares	Value

Leapfrog Enterprises, Inc.*	100	825
Lear Corp.*	300	9,630
Lee Enterprises, Inc.	200	3,114
Leggett & Platt, Inc.	600	11,496
Lennar Corp., Class A	500	11,325
Liberty Global, Inc., Class A*	1,460	59,889
Liberty Media Corp — Capital, Class A*	481	60,043
Liberty Media Corp — Interactive, Class A*	2,600	49,946
Life Time Fitness, Inc.*	100	6,134
Lin TV Corp., Class A*	100	1,301
Lithia Motors, Inc., Class A*	100	1,706
Live Nation, Inc.*	225	4,781
Liz Claiborne, Inc.	400	13,732
LKQ Corp.*	200	6,962
Lodgenet Entertainment Corp.*	100	2,536
Lowe’s Cos., Inc.	5,500	154,110
Ltd Brands, Inc.	1,200	27,468
Macy’s, Inc.	1,722	55,655
Magna International, Inc., Class A	3,200	308,192
Marcus Corp.	100	1,920
MarineMax, Inc.*	100	1,456
Marriott International, Inc., Class A	1,300	56,511
Martha Stewart Living Omnimedia, Class A*	100	1,165
Marvel Entertainment, Inc.*	200	4,688
Mattel, Inc.	1,500	35,190
Matthews International Corp., Class A	100	4,380
McClatchy Co., Class A	253	5,055
McDonald’s Corp.	4,393	239,287
McGraw-Hill Cos., Inc.(The)	1,200	61,092
MDC Holdings, Inc.	100	4,094
Media General, Inc., Class A	100	2,751
Mediacom Communications Corp., Class A*	200	1,410
Men’s Wearhouse, Inc.	200	10,104
Meredith Corp.	200	11,460
Meritage Homes Corp.*	100	1,412
MGM Mirage *	500	44,720
Midas, Inc.*	100	1,887
Modine Manufacturing Co.	100	2,662
Mohawk Industries, Inc.*	200	16,260
Monaco Coach Corp.	100	1,403
Morningstar, Inc.*	100	6,140
Movado Group, Inc.	100	3,192
Multimedia Games, Inc.*	100	852
National CineMedia, Inc.*	200	4,480
Nautilus, Inc.	100	797
NetFlix, Inc.*	100	2,072
New York Times Co. (The) Class A	500	9,880
Newell Rubbermaid, Inc.	1,000	28,820
News Corp., Class A	8,300	182,517
Nike, Inc., Class B	1,300	76,258
Nordstrom, Inc.	900	42,201
NutriSystem, Inc.*	100	4,689
NVR, Inc.*	18	8,465
Oakley, Inc.	100	2,903
O’Charleys, Inc.	100	1,516
Office Depot, Inc.*	1,100	22,682
OfficeMax, Inc.	300	10,281
Omnicom Group, Inc.	1,274	61,267
O’Reilly Automotive, Inc.*	400	13,364
Orient-Express Hotels Ltd.	200	10,254
Oxford Industries, Inc.	100	3,612
Pacific Sunwear Of California*	300	4,440
Panera Bread Co., Class A*	100	4,080
Papa John’s International, Inc.*	200	4,888
Penn National Gaming, Inc.*	300	17,706
Penske Auto Group, Inc.	200	4,048
PEP Boys-Manny Moe & Jack	200	2,806
PetSmart, Inc.	500	15,950

		Market
	Shares	Value

PF Chang’s China Bistro, Inc.*	100	2,960
Phillips-Van Heusen	200	10,496
Pier 1 Imports, Inc.*	300	1,419
Pinnacle Entertainment, Inc.*	200	5,446
Playboy Enterprises, Inc., Class B*	100	1,074
Polaris Industries, Inc.	200	8,724
Polo Ralph Lauren Corp.	249	19,360
Pool Corp.	200	4,996
priceline.com, Inc.*	200	17,750
Primedia, Inc.	83	1,170
Pulte Homes, Inc.	800	10,888
Quiksilver, Inc.*	400	5,720
Radio One, Inc.*	300	1,119
RadioShack Corp.	500	10,330
Rare Hospitality International, Inc.*	100	3,811
RC2 Corp.*	100	2,769
RCN Corp.*	100	1,230
Red Robin Gourmet Burgers, Inc.*	100	4,290
Regal Entertainment Group (Class A)	200	4,390
Regis Corp.	200	6,382
Rent-A-Center, Inc.*	200	3,626
RH Donnelley Corp.*	220	12,324
Ross Stores, Inc.	500	12,820
Royal Caribbean Cruises Ltd.	500	19,515
Ruby Tuesday, Inc.	200	3,668
Ryland Group, Inc.	200	4,286
Saks, Inc.	600	10,290
Sally Beauty Holdings, Inc.*	300	2,535
Scholastic Corp.*	100	3,486
Scientific Games Corp.*	200	7,520
Sealy Corp.	200	2,808
Sears Holdings Corp.*	294	37,397
Select Comfort Corp.*	150	2,093
Service Corp. International	1,000	12,900
Sherwin-Williams Co. (The)	400	26,284
Shuffle Master, Inc.*	100	1,495
Sinclair Broadcast Group, Inc., Class A	200	2,408
Sirius Satellite Radio, Inc.*	5,100	17,799
Six Flags, Inc.*	300	1,038
Skechers U.S.A., Inc., Class A*	100	2,210
Snap-On, Inc.	200	9,908
Sonic Automotive, Inc., Class A	100	2,394
Sonic Corp.*	200	4,680
Sotheby’s	200	9,558
Source Interlink Cos., Inc.*	100	352
Spanish Broadcasting System, Inc., Class A*	100	258
Speedway Motorsports, Inc.	100	3,700
Stage Stores, Inc.	150	2,735
Stamps.com, Inc.*	100	1,197
Standard-Pacific Corp.	200	1,098
Stanley Works (The)	300	16,839
Staples, Inc.	2,700	58,023
Starbucks Corp.*	2,900	75,980
Starwood Hotels & Resorts Worldwide, Inc.	800	48,600
Station Casinos, Inc.	200	17,496
Steak N Shake Co. (The)*	100	1,501
Stein Mart, Inc.	100	761
Steiner Leisure Ltd.*	100	4,340
Steven Madden Ltd.	150	2,842
Stewart Enterprises, Inc., Class A	400	3,048
Strayer Education, Inc.	100	16,863
Sun-Times Media Group, Inc.*	200	454
Superior Industries International, Inc.	100	2,169
Talbots, Inc.	100	1,800
Target Corp.	3,200	203,424
Tempur-Pedic International, Inc.	300	10,725
Tenneco, Inc.*	200	6,202
Texas Roadhouse, Inc., Class A*	200	2,340

		Market
	Shares	Value

Thor Industries, Inc.	100	4,499
Tiffany & Co.	500	26,175
Tim Hortons, Inc.	741	25,824
Timberland Co., Class A*	200	3,792
Time Warner Cable, Inc., Class A*	600	19,680
Time Warner, Inc.	13,999	257,022
Tivo, Inc.*	200	1,270
TJX Cos., Inc.	13,250	385,177
Toll Brothers, Inc.*	500	9,995
Tractor Supply Co.*	100	4,609
Triarc Cos., Inc., Class B	200	2,502
Tribune Co.	454	12,403
Trump Entertainment Resorts, Inc.*	100	645
TRW Automotive Holdings Corp.*	200	6,336
Tuesday Morning Corp.	100	899
Tupperware Brands Corp.	200	6,298
Tween Brands, Inc.*	100	3,284
Under Armour, Inc., Class A*	100	5,982
Universal Technical Institute, Inc.*	100	1,800
Urban Outfitters, Inc.*	400	8,720
Vail Resorts, Inc.*	100	6,229
Valassis Communications, Inc.*	200	1,784
Valuevision Media, Inc., Class A*	100	741
VF Corp.	351	28,343
Viacom, Inc., Class B*	2,200	85,734
Virgin Media, Inc.	1,080	26,212
Visteon Corp.*	400	2,060
WABCO Holdings, Inc.	233	10,893
Walt Disney Co. (The)	7,260	249,671
Warnaco Group, Inc. (The)*	200	7,814
Warner Music Group Corp.	300	3,030
Washington Post Co. (The) Class B	18	14,450
WCI Communities, Inc.*	100	599
Weight Watchers International, Inc.	200	11,512
Wendy’s International, Inc.	400	13,964
Westwood One, Inc.	300	825
Whirlpool Corp.	3,210	286,011
Williams-Sonoma, Inc.	400	13,048
Winnebago Industries	100	2,388
WMS Industries, Inc.*	150	4,965
Wolverine World Wide, Inc.*	200	5,480
Wyndham Worldwide Corp.	720	23,587
Wynn Resorts Ltd.	200	31,512
XM Satellite Radio Holdings, Inc., Class A*	1,100	15,587
Yum! Brands, Inc.	2,000	67,660
Zale Corp.*	200	4,628
Zumiez, Inc.*	100	4,437

		7,802,671

Consumer Staples (2.9%)
Alberto-Culver Co.	300	7,437
Alliance One International, Inc.*	300	1,962
Altria Group, Inc.	7,769	540,179
American Oriental Bioengineering, Inc.*	300	3,345
Andersons, Inc. (The)	100	4,802
Anheuser-Busch Cos., Inc.	2,800	139,972
Archer-Daniels-Midland Co.	2,400	79,392
Avon Products, Inc.	1,700	63,801
Bare Escentuals, Inc.*	100	2,487
BJ’s Wholesale Club, Inc.*	200	6,632
Brown-Forman Corp., Class B	300	22,473
Bunge Ltd.	500	53,725
Campbell Soup Co.	900	33,300
Casey’s General Stores, Inc.	200	5,540
Central European Distribution Corp.*	150	7,187
Central Garden and Pet Co., Class A*	200	1,796
Chattem, Inc.*	100	7,052
Chiquita Brands International, Inc.*	100	1,583
Church & Dwight Co., Inc.	200	9,408

		Market
	Shares	Value

Clorox Co.	600	36,594
Coca-Cola Co. (The)	8,489	487,863
Coca-Cola Enterprises, Inc.	1,200	29,064
Colgate-Palmolive Co.	1,900	135,508
ConAgra Foods, Inc.	1,900	49,647
Constellation Brands, Inc., Class A*	700	16,947
Corn Products International, Inc.	300	13,761
Costco Wholesale Corp.	1,600	98,192
CVS Caremark Corp.	5,672	224,781
Darling International, Inc.*	300	2,967
Dean Foods Co.	500	12,790
Del Monte Foods Co.	700	7,350
Elizabeth Arden, Inc.*	100	2,696
Energizer Holdings, Inc.*	200	22,170
Estee Lauder Cos., Inc. (The)	500	21,230
Flowers Foods, Inc.	300	6,540
Fresh Del Monte Produce, Inc.	100	2,875
General Mills, Inc.	1,300	75,413
Great Atlantic & Pacific Tea Co.*	100	3,046
Hain Celestial Group, Inc.*	100	3,213
Hansen Natural Corp.*	200	11,336
Herbalife Ltd.	200	9,092
Hershey Co. (The)	700	32,487
HJ Heinz Co.	1,300	60,060
Hormel Foods Corp.	300	10,734
J&J Snack Foods Corp.	100	3,482
JM Smucker Co. (The)	200	10,684
Jones Soda Co.*	100	1,206
Kellogg Co.	900	50,400
Kimberly-Clark Corp.	5,200	365,352
Kraft Foods, Inc.	5,997	206,956
Kroger Co. (The)	2,700	77,004
Lancaster Colony Corp.	100	3,817
Lance, Inc.	100	2,302
Loews Corp — Carolina Group	400	32,892
Longs Drug Stores Corp.	100	4,967
McCormick & Co., Inc.	500	17,985
Molson Coors Brewing Co., Class B	200	19,934
NBTY, Inc.*	200	8,120
Nu Skin Enterprises, Inc., Class A	200	3,232
Pantry, Inc. (The)*	100	2,563
Pathmark Stores, Inc.*	100	1,275
Pepsi Bottling Group, Inc.	500	18,585
PepsiAmericas, Inc.	200	6,488
PepsiCo, Inc.	6,000	439,560
Performance Food Group Co.*	200	6,026
Pilgrim’s Pride Corp.	100	3,473
Playtex Products, Inc.*	100	1,828
Prestige Brands Holdings, Inc.*	100	1,098
Procter & Gamble Co.	11,602	816,085
Ralcorp Holdings, Inc.*	100	5,582
Revlon Inc., Class A*	679	781
Reynolds American, Inc.	700	44,513
Rite Aid Corp.*	2,500	11,550
Ruddick Corp.	100	3,354
Safeway, Inc.	1,700	56,287
Sanderson Farms, Inc.	100	4,167
Sara Lee Corp.	5,812	97,002
Seaboard Corp.	2	3,920
Smithfield Foods, Inc.*	400	12,600
Spartan Stores, Inc.	100	2,253
Spectrum Brands, Inc.*	100	580
Supervalu, Inc.	818	31,910
SYSCO Corp.	2,300	81,857
Tootsie Roll Industries, Inc.	106	2,812
Topps Co., Inc. (The)	100	969
TreeHouse Foods, Inc.*	100	2,705
Tyson Foods, Inc., Class A	800	14,280

		Market
	Shares	Value

United Natural Foods, Inc.*	200	5,444
Universal Corp.	100	4,895
USANA Health Sciences, Inc.*	100	4,375
UST, Inc.	600	29,760
Vector Group Ltd.	116	2,588
Walgreen Co.	3,700	174,788
Wal-Mart Stores, Inc.	19,025	830,441
WD-40 Co.	100	3,414
Weis Markets, Inc.	100	4,269
Whole Foods Market, Inc.	500	24,480
Winn-Dixie Stores, Inc.*	100	1,872
WM Wrigley Jr., Co.	850	54,596

		5,991,787

Energy (3.4%)
Alpha Natural Resources, Inc.*	200	4,646
Anadarko Petroleum Corp.	1,700	91,375
Apache Corp.	1,200	108,072
Arch Coal, Inc.	500	16,870
Arena Resources, Inc.*	100	6,550
Atlas America, Inc.	75	3,872
ATP Oil & Gas Corp.*	100	4,703
Atwood Oceanics, Inc.*	100	7,656
Aventine Renewable Energy Holdings, Inc.*	200	2,114
Baker Hughes, Inc.	1,200	108,444
Basic Energy Services, Inc.*	100	2,102
Berry Petroleum Co., Class A	200	7,918
Bill Barrett Corp.*	100	3,941
BJ Services Co.	1,200	31,860
BP plc ADR	2,925	202,849
Bristow Group, Inc.*	100	4,371
Cabot Oil & Gas Corp.	400	14,064
Cameron International Corp.*	400	36,916
CARBO Ceramics, Inc.	100	5,073
Carrizo Oil & Gas, Inc.*	100	4,486
Cheniere Energy, Inc.*	200	7,834
Chesapeake Energy Corp.	1,700	59,942
Chevron Corp.	7,900	739,282
Cimarex Energy Co.	300	11,175
CNX Gas Corp.*	100	2,877
Complete Production Services, Inc.*	100	2,048
Comstock Resources, Inc.*	100	3,084
ConocoPhillips	6,037	529,868
Consol Energy, Inc.	700	32,620
Crosstex Energy, Inc.	129	4,890
Delta Petroleum Corp.*	200	3,590
Denbury Resources, Inc.*	400	17,876
Devon Energy Corp.	1,700	141,440
Diamond Offshore Drilling, Inc.	300	33,987
Dresser-Rand Group, Inc.*	300	12,813
Dril-Quip, Inc.*	200	9,870
Edge Petroleum Corp.*	100	1,284
El Paso Corp.	2,500	42,425
Encore Acquisition Co.*	200	6,330
Energy Partners Ltd.*	76	1,116
ENSCO International, Inc.	600	33,660
EOG Resources, Inc.	900	65,097
Evergreen Energy, Inc.*	200	1,020
EXCO Resources, Inc.*	200	3,308
Exterran Holdings, Inc.*	197	15,827
Exxon Mobil Corp.	20,800	1,925,248
FMC Technologies, Inc.*	600	34,596
Forest Oil Corp.*	294	12,654
Foundation Coal Holdings, Inc.	200	7,840
Frontier Oil Corp.	400	16,656
Frontline Ltd.	200	9,656
General Maritime Corp.	100	2,791
Global Industries Ltd.*	300	7,728
GlobalSantaFe Corp.	800	60,816

		Market
	Shares	Value

Goodrich Petroleum Corp.*	100	3,170
Grant Prideco, Inc.*	500	27,260
Grey Wolf, Inc.*	600	3,930
Gulfmark Offshore, Inc.*	100	4,866
Halliburton Co.	3,321	127,526
Harvest Natural Resources, Inc.*	100	1,194
Helix Energy Solutions Group, Inc.*	343	14,564
Helmerich & Payne, Inc.	400	13,132
Hercules Offshore, Inc.*	392	10,235
Hess Corp.	1,000	66,530
Holly Corp.	200	11,966
Hornbeck Offshore Services, Inc.*	100	3,670
International Coal Group, Inc.*	400	1,776
ION Geophysical Corp.*	200	2,766
Lufkin Industries, Inc.	100	5,502
Marathon Oil Corp.	2,600	148,252
Mariner Energy, Inc.*	200	4,142
Massey Energy Co.	300	6,546
Matrix Service Co.*	100	2,095
McMoRan Exploration Co.*	100	1,345
Meridian Resource Corp.*	300	744
Murphy Oil Corp.	700	48,923
Nabors Industries Ltd.*	1,000	30,770
NATCO Group, Inc.*	100	5,175
National Oilwell Varco, Inc.*	700	101,150
Newfield Exploration Co.*	500	24,080
Newpark Resources *	300	1,608
Noble Corp.	1,000	49,050
Noble Energy, Inc.	700	49,028
Nordic American Tanker Shipping	100	3,924
Occidental Petroleum Corp.	3,052	195,572
Oceaneering International, Inc.*	200	15,160
Oil States International, Inc.*	200	9,660
Overseas Shipholding Group, Inc.	100	7,683
Pacific Ethanol, Inc.*	100	962
Parallel Petroleum Corp.*	100	1,699
Parker Drilling Co.*	300	2,436
Patterson-UTI Energy, Inc.	600	13,542
Peabody Energy Corp.	1,000	47,870
Penn Virginia Corp.	200	8,796
PetroHawk Energy Corp.*	530	8,703
Petroleum Development Corp.*	100	4,435
Petroquest Energy, Inc.*	100	1,073
Pioneer Drilling Co.*	100	1,218
Pioneer Natural Resources Co.	500	22,490
Plains Exploration & Production Co.*	300	13,266
Pogo Producing Co.	200	10,622
Pride International, Inc.*	600	21,930
Quicksilver Resources, Inc.*	200	9,410
Range Resources Corp.	550	22,363
Rentech, Inc.*	500	1,080
Rosetta Resources, Inc.*	200	3,668
Rowan Cos., Inc.	400	14,632
RPC, Inc.	225	3,197
Schlumberger Ltd.	4,400	462,000
SEACOR Holdings, Inc.*	100	9,510
Ship Finance International Ltd	100	2,627
Smith International, Inc.	800	57,120
Southwestern Energy Co.*	600	25,110
Spectra Energy Corp.	2,246	54,982
St Mary Land & Exploration Co.	200	7,134
Stone Energy Corp.*	100	4,001
Sunoco, Inc.	500	35,390
Superior Energy Services*	300	10,632
Swift Energy Co.*	100	4,092
Teekay Corp.	100	5,881
Tesoro Corp.	500	23,010
Tetra Technologies, Inc.*	300	6,342

		Market
	Shares	Value

Tidewater, Inc.	200	12,568
Toreador Resources Corp.*	100	1,183
Transocean, Inc.*	1,100	124,355
Unit Corp.*	200	9,680
USEC, Inc.*	300	3,075
Vaalco Energy, Inc.*	200	914
Valero Energy Corp.	2,000	134,360
W&T Offshore, Inc.	100	2,438
Warren Resources, Inc.*	200	2,508
Weatherford International Ltd.*	1,200	80,616
Western Refining, Inc.	100	4,058
W-H Energy Services, Inc.*	100	7,375
Whiting Petroleum Corp.*	100	4,445
Willbros Group, Inc.*	100	3,400
Williams Cos., Inc.	2,200	74,932
World Fuel Services Corp.	100	4,081
XTO Energy, Inc.	1,400	86,576

		7,009,911

Financials (7.9%)
Acadia Realty Trust (REIT)	100	2,713
Accredited Home Lenders Holding Co.*	118	1,377
ACE Ltd.	1,200	72,684
Advance America Cash Advance Centers, Inc.	200	2,134
Advanta Corp., Class B	150	4,113
Affiliated Managers Group, Inc.*	100	12,751
Aflac, Inc.	1,800	102,672
AG Edwards, Inc.	300	25,125
Alabama National Bancorporation	100	7,792
Alexander’s, Inc. (REIT)*	10	3,855
Alexandria Real Estate Equities, Inc. (REIT)	100	9,626
Alfa Corp.	100	1,818
Alleghany Corp.*	16	6,496
Allied Capital Corp.	500	14,695
Allied World Assurance Holdings Ltd.	200	10,382
Allstate Corp. (The)	9,850	563,322
AMB Property Corp (REIT)	400	23,924
AMBAC Financial Group, Inc.	400	25,164
Amcore Financial, Inc.	100	2,492
American Campus Communities, Inc. (REIT)	100	2,929
American Capital Strategies Ltd.	700	29,911
American Equity Investment Life Holding Co.	100	1,065
American Express Co.	3,800	225,606
American Financial Group, Inc.	300	8,556
American Financial Realty Trust (REIT)	400	3,220
American International Group, Inc.	8,300	561,495
American National Insurance	100	13,155
AmeriCredit Corp.*	500	8,790
Ameriprise Financial, Inc.	820	51,750
Anchor Bancorp Wisconsin, Inc.	100	2,700
Annaly Capital Management, Inc. (REIT)	1,000	15,930
Anthracite Capital, Inc. (REIT)	200	1,820
Anworth Mortgage Asset Corp. (REIT)	200	1,078
AON Corp.	1,200	53,772
Apartment Investment & Management Co. (REIT)	400	18,052
Apollo Investment Corp.	446	9,277
Arch Capital Group Ltd.*	200	14,882
Archstone-Smith Trust (REIT)	800	48,112
Ares Capital Corp.	321	5,223
Argo Group International Holdings Ltd.*	64	2,785
Arthur J Gallagher & Co.	300	8,691
Ashford Hospitality Trust, Inc. (REIT)	500	5,025
Aspen Insurance Holdings Ltd.	300	8,373
Associated Banc-Corp.	500	14,815
Assurant, Inc.	500	26,750
Assured Guaranty Ltd.	200	5,434
Astoria Financial Corp.	300	7,959
AvalonBay Communities, Inc. (REIT)	300	35,418
Axis Capital Holdings Ltd.	600	23,346

		Market
	Shares	Value

Bancorpsouth, Inc.	300	7,290
Bank Mutual Corp.	200	2,358
Bank of America Corp.	22,779	1,145,100
Bank of Hawaii Corp.	200	10,570
Bank of New York Mellon Corp. (The)*	4,248	187,507
BankAtlantic Bancorp, Inc., Class A*	100	867
BankFinancial Corp.	100	1,582
BankUnited Financial Corp.	100	1,554
Banner Corp.	100	3,439
BB&T Corp.	2,066	83,446
Bear Stearns Cos., Inc. (The)	443	54,405
BioMed Realty Trust, Inc.*	200	4,820
BlackRock, Inc./ New York	236	40,925
BOK Financial Corp.	100	5,141
Boston Private Financial Holdings, Inc.	100	2,784
Boston Properties, Inc. (REIT)	429	44,573
Brandywine Realty Trust (REIT)	369	9,339
BRE Properties, Inc. (REIT)	200	11,186
Brookline Bancorp, Inc.	200	2,318
Brown & Brown, Inc.	400	10,520
Calamos Asset Management, Inc., Class A	100	2,823
Camden Property Trust (REIT)	200	12,850
Capital One Financial Corp.	5,878	390,476
Capital Trust, Inc./ NY, Class A (REIT)	100	3,550
CapitalSource, Inc. (REIT)	321	6,497
Capitol Bancorp Ltd.	100	2,483
Capitol Federal Financial	100	3,420
Cascade Bancorp	125	2,783
Cash America International, Inc.	100	3,760
Cathay General Bancorp	200	6,442
CB Richard Ellis Group, Inc., Class A*	700	19,488
CBL & Associates Properties, Inc. (REIT)	200	7,010
Cedar Shopping Centers, Inc. (REIT)	100	1,362
Centennial Bank Holdings, Inc.*	200	1,280
Centerline Holding Co.	200	3,070
Central Pacific Financial Corp.	100	2,920
Charles Schwab Corp. (The)	3,717	80,287
Chemical Financial Corp.	100	2,425
Chittenden Corp.	200	7,032
Chubb Corp.	1,500	80,460
Cincinnati Financial Corp.	600	25,986
CIT Group, Inc.	800	32,160
Citigroup, Inc.	27,881	1,301,206
Citizens Republic Bancorp, Inc.	213	3,431
City Holding Co.	100	3,641
City National Corp.	200	13,902
CME Group, Inc.	202	118,645
CNA Financial Corp.	100	3,932
Cohen & Steers, Inc.	100	3,703
Colonial BancGroup, Inc. (The)	500	10,810
Colonial Properties Trust (REIT)	200	6,860
Columbia Banking System, Inc.	100	3,182
Comerica, Inc.	4,025	206,402
Commerce Bancorp, Inc.	700	27,146
Commerce Bancshares, Inc.	325	14,914
Commerce Group, Inc.	200	5,894
Community Bank System, Inc.	100	1,952
Community Banks, Inc.	105	3,128
Community Trust Bancorp, Inc.	100	3,004
CompuCredit Corp.*	100	2,171
Conseco, Inc.*	500	8,000
Corporate Office Properties Trust SBI MD (REIT)	100	4,163
Corus Bankshares, Inc.	200	2,604
Countrywide Financial Corp.	9,425	179,169
Cousins Properties, Inc. (REIT)	100	2,936
Cullen/Frost Bankers, Inc.	200	10,024
CVB Financial Corp.	275	3,218
DCT Industrial Trust, Inc. (REIT)	600	6,282

		Market
	Shares	Value

Deerfield Triarc Capital Corp (REIT)	200	1,810
Delphi Financial Group, Inc.	150	6,063
Developers Diversified Realty Corp. (REIT)	500	27,935
DiamondRock Hospitality Co. (REIT)	400	6,964
Digital Realty Trust, Inc. (REIT)	200	7,878
Dime Community Bancshares	100	1,497
Discover Financial Services *	3,150	65,520
Douglas Emmett, Inc. (REIT)	300	7,419
Downey Financial Corp.	100	5,780
Duke Realty Corp. (REIT)	500	16,905
E*Trade Financial Corp.*	1,700	22,202
East West Bancorp, Inc.	200	7,192
EastGroup Properties, Inc. (REIT)	100	4,526
Eaton Vance Corp.	400	15,984
Education Realty Trust, Inc. (REIT)	100	1,350
Employers Holdings, Inc.	200	4,122
Endurance Specialty Holdings Ltd.	200	8,310
Entertainment Properties Trust (REIT)	100	5,080
Equity Inns, Inc. (REIT)	200	4,516
Equity Lifestyle Properties, Inc. (REIT)	100	5,180
Equity One, Inc (REIT)	100	2,720
Equity Residential (REIT)	1,100	46,596
Erie Indemnity Co., Class A	200	12,226
Essex Property Trust, Inc. (REIT)	100	11,757
Everest Re Group Ltd.	200	22,048
Extra Space Storage, Inc.*	300	4,617
Ezcorp, Inc., Class A*	300	4,035
FBL Financial Group, Inc., Class A	100	3,949
Fannie Mae	9,598	583,654
Federal Realty Investment Trust (REIT)	200	17,720
Federated Investors, Inc., Class B	300	11,910
FelCor Lodging Trust, Inc. (REIT)	200	3,986
Fidelity National Financial, Inc., Class A*	9,440	165,011
Fifth Third Bancorp	2,000	67,760
Financial Federal Corp.	150	4,202
First American Corp.	300	10,986
First Bancorp./ Puerto Rico	200	1,900
First Cash Financial Services, Inc.*	100	2,342
First Charter Corp.	100	3,017
First Citizens BancShares, Inc./NC, Class A	26	4,534
First Commonwealth Financial Corp.	200	2,212
First Community Bancorp., Inc.	100	5,471
First Financial Bancorp.	100	1,278
First Financial Bankshares, Inc.	100	4,018
First Horizon National Corp.	500	13,330
First Industrial Realty Trust, Inc.	200	7,774
First Marblehead Corp. (The)	150	5,690
First Merchants Corp.	100	2,156
First Midwest Bancorp, Inc./IL	200	6,832
First Niagara Financial Group, Inc.	400	5,660
First Place Financial Corp./OH	100	1,770
First Potomac Realty Trust (REIT)	100	2,180
First State Bancorporation/NM	100	1,964
FirstFed Financial Corp, *	100	4,955
FirstMerit Corp.	300	5,928
Flagstar Bancorp, Inc.	100	973
Flushing Financial Corp.	100	1,680
FNB Corp./PA	200	3,308
Forest City Enterprises, Inc., Class A	300	16,548
Franklin Bank Corp./Houston TX*	100	920
Franklin Resources, Inc.	636	81,090
Franklin Street Properties Corp (REIT)	200	3,450
Federal Home Loan Mortgage Corp.	10,900	643,209
Fremont General Corp.	200	780
Friedman Billings Ramsey Group, Inc., Class A (REIT)	500	2,305
Frontier Financial Corp.	150	3,500
Fulton Financial Corp.	725	10,425
General Growth Properties, Inc. (REIT)	800	42,896

		Market
	Shares	Value

Genworth Financial, Inc.	1,700	52,241
Getty Realty Corp (REIT)	100	2,720
GFI Group, Inc.*	100	8,612
Glacier Bancorp, Inc.	150	3,378
Glimcher Realty Trust (REIT)	100	2,350
GMH Communities Trust (REIT)	100	775
Goldman Sachs Group, Inc.	1,509	327,061
Gramercy Capital Corp. (The) (REIT)	100	2,517
Greater Bay Bancorp.	200	5,520
Greenhill & Co., Inc.	100	6,105
Hancock Holding Co.	100	4,008
Hanmi Financial Corp.	100	1,549
Hanover Insurance Group, Inc. (The)	200	8,838
Harleysville Group, Inc.	100	3,198
Harleysville National Corp.	105	1,668
Hartford Financial Services Group, Inc.	1,200	111,060
HCC Insurance Holdings, Inc.	400	11,456
HCP, Inc. (REIT)	800	26,536
Health Care REIT, Inc. (REIT)	300	13,272
Healthcare Realty Trust, Inc. (REIT)	200	5,332
Highwoods Properties, Inc. (REIT)	200	7,334
Hilb Rogal & Hobbs Co.	100	4,333
Hilltop Holdings, Inc.*	124	1,456
Home Properties, Inc (REIT)	100	5,218
Horace Mann Educators Corp.	100	1,971
Hospitality Properties Trust (REIT)	400	16,260
Host Hotels & Resorts, Inc. (REIT)	1,889	42,389
HRPT Properties Trust (REIT)	700	6,923
Hudson City Bancorp, Inc.	2,100	32,298
Huntington Bancshares, Inc./OH	1,353	22,974
IBERIABANK Corp.	100	5,265
IMPAC Mortgage Holdings, Inc. (REIT)	300	462
Independent Bank Corp./MI	105	1,160
Independent Bank Corp./Rockland MA	100	2,970
IndyMac Bancorp, Inc.	300	7,083
Infinity Property & Casualty Corp.	100	4,022
Inland Real Estate Corp.*	200	3,098
Integra Bank Corp.	100	1,813
Interactive Brokers Group, Inc.*	100	2,626
IntercontinentalExchange, Inc.*	300	45,570
International Bancshares Corp.	220	4,774
International Securities Exchange Holdings, Inc.	200	13,294
Investment Technology Group, Inc.*	200	8,596
Investors Bancorp., Inc.*	300	4,248
Investors Real Estate Trust (REIT)	200	2,160
IPC Holdings Ltd.	200	5,770
Irwin Financial Corp.	100	1,102
iStar Financial, Inc. (REIT)	500	16,995
Janus Capital Group, Inc.	700	19,796
Jefferies Group, Inc.	400	11,132
Jones Lang LaSalle, Inc.	145	14,900
JPMorgan Chase & Co.	12,585	576,645
KBW, Inc.*	100	2,878
Keycorp	1,500	48,495
Kilroy Realty Corp. (REIT)	100	6,063
Kimco Realty Corp. (REIT)	845	38,202
Kite Realty Group Trust (REIT)	100	1,880
KNBT Bancorp, Inc.	100	1,654
Knight Capital Group, Inc., Class A*	400	4,784
LaBranche & Co., Inc.*	200	936
Lakeland Bancorp, Inc.	105	1,426
LandAmerica Financial Group, Inc.	100	3,898
LaSalle Hotel Properties (REIT)	200	8,416
Lazard Ltd., Class A	200	8,480
Legg Mason, Inc.	498	41,976
Lehman Brothers Holdings, Inc.	5,750	354,947
Leucadia National Corp.	600	28,932
Lexington Realty Trust (REIT)	200	4,002

		Market
	Shares	Value

Liberty Property Trust (REIT)	300	12,063
Lincoln National Corp.	1,049	69,203
Loews Corp.	1,600	77,360
LTC Properties, Inc. (REIT)	100	2,367
Luminent Mortgage Capital, Inc. (REIT)	100	167
M&T Bank Corp.	300	31,035
Macerich Co. (The) (REIT)	300	26,274
Mack-Cali Realty Corp. (REIT)	300	12,330
Maguire Properties, Inc. (REIT)	100	2,583
Markel Corp.*	32	15,488
Marsh & McLennan Cos., Inc.	2,000	51,000
Marshall & Ilsley Corp.	935	40,925
Max Capital Group Ltd.	200	5,608
MB Financial, Inc.	100	3,455
MBIA, Inc.	500	30,525
MCG Capital Corp.	200	2,878
Medical Properties Trust, Inc. (REIT)	100	1,332
Mercury General Corp.	100	5,393
Merrill Lynch & Co., Inc.	3,273	233,322
MetLife, Inc.	5,015	349,696
MF Global Ltd.*	360	10,440
MFA Mortgage Investments, Inc. (REIT)	300	2,415
MGIC Investment Corp.	300	9,693
Mid-America Apartment Communities, Inc. (REIT)	100	4,985
Midland Co. (The)	100	5,496
Midwest Banc Holdings, Inc.	100	1,477
Montpelier Re Holdings Ltd.	400	7,080
Moody’s Corp.	900	45,360
Morgan Stanley	7,175	452,025
Move, Inc.*	500	1,380
Nasdaq Stock Market, Inc. (The)*	500	18,840
National City Corp.	2,105	52,814
National Financial Partners Corp.	100	5,298
National Health Investors, Inc. (REIT)	100	3,091
National Penn Bancshares, Inc.	132	2,157
National Retail Properties, Inc. (REIT)	200	4,876
National Western Life Insurance Co., Class A	13	3,327
Nationwide Financial Services	200	10,764
Nationwide Health Properties, Inc. (REIT)	300	9,039
Navigators Group, Inc.*	100	5,425
NBT Bancorp, Inc.	100	2,174
Nelnet, Inc., Class A	100	1,824
New York Community Bancorp, Inc.	1,200	22,860
NewAlliance Bancshares, Inc.	400	5,872
Newcastle Investment Corp. (REIT)	200	3,524
Northern Trust Corp.	800	53,016
NorthStar Realty Finance Corp (REIT)	200	1,986
Northwest Bancorp, Inc.	100	2,846
Novastar Financial, Inc. (REIT)	25	222
Nuveen Investments, Inc., Class A	300	18,582
Nymex Holdings, Inc.	335	43,610
NYSE Euronext	1,000	79,170
Ocwen Financial Corp.*	100	943
Odyssey Re Holdings Corp.	100	3,711
Old National Bancorp./IN	200	3,314
Old Republic International Corp.	850	15,929
Omega Healthcare Investors, Inc. (REIT)	200	3,106
optionsXpress Holdings, Inc.	100	2,614
Oriental Financial Group	100	1,150
Pacific Capital Bancorp.	200	5,260
Park National Corp.	40	3,488
Parkway Properties, Inc. (REIT)	100	4,414
PartnerRe Ltd.	200	15,798
Partners Trust Financial Group, Inc.	200	2,434
Pennsylvania Real Estate Investment Trust (REIT)	100	3,894
People’s United Financial, Inc.	820	14,170
PFF Bancorp., Inc.	100	1,534
Philadelphia Consolidated Holding Co.*	300	12,402

		Market
	Shares	Value

Phoenix Cos., Inc. (The)	300	4,233
Pinnacle Financial Partners, Inc.*	100	2,882
Piper Jaffray Cos.*	100	5,360
Platinum Underwriters Holdings Ltd.	200	7,192
Plum Creek Timber Co, Inc. (REIT)	700	31,332
PMI Group, Inc. (The)	300	9,810
PNC Financial Services Group, Inc.	1,288	87,713
Popular, Inc.	935	11,482
Portfolio Recovery Associates, Inc.	100	5,307
Post Properties, Inc. (REIT)	200	7,740
Potlatch Corp (REIT)	138	6,214
Presidential Life Corp.	100	1,696
Principal Financial Group, Inc.	1,071	67,569
PrivateBancorp., Inc.	100	3,484
ProAssurance Corp.*	100	5,387
Progressive Corp. (The)	2,700	52,407
Prologis (REIT)	979	64,957
Prosperity Bancshares, Inc.	100	3,316
Protective Life Corp.	300	12,732
Provident Bankshares Corp.	100	3,133
Provident Financial Services, Inc.	200	3,274
Provident New York Bancorp.	100	1,311
Prudential Financial, Inc.	1,700	165,886
PS Business Parks, Inc. (REIT)	100	5,685
Public Storage (REIT)	464	36,494
Radian Group, Inc.	300	6,984
RAIT Financial Trust (REIT)	200	1,646
Ramco-Gershenson Properties (REIT)	100	3,124
Raymond James Financial, Inc.	300	9,855
Rayonier, Inc. (REIT)	300	14,412
Realty Income Corp. (REIT)	300	8,385
Redwood Trust, Inc. (REIT)	100	3,322
Regency Centers Corp (REIT)	300	23,025
Regions Financial Corp.	2,736	80,657
Reinsurance Group of America, Inc.	100	5,669
RenaissanceRe Holdings Ltd.	300	19,623
Renasant Corp.	100	2,163
Resource America, Inc., Class A	100	1,579
RLI Corp.	100	5,672
S&T Bancorp., Inc.	100	3,209
Safeco Corp.	400	24,488
Safety Insurance Group, Inc.	100	3,594
Sandy Spring Bancorp., Inc.	100	3,012
Saul Centers, Inc. (REIT)	100	5,150
SEI Investments Co.	400	10,912
Selective Insurance Group	200	4,256
Senior Housing Properties Trust (REIT)	200	4,412
Signature Bank New York NY*	100	3,523
Simmons First National Corp., Class A	100	2,634
Simon Property Group, Inc. (REIT)	836	83,600
SL Green Realty Corp. (REIT)	231	26,974
SLM Corp.	1,600	79,472
South Financial Group, Inc. (The)	300	6,822
Sovereign Bancorp., Inc.	1,460	24,878
Sovran Self Storage, Inc. (REIT)	100	4,584
St Joe Co. (The)	300	10,083
StanCorp Financial Group, Inc.	200	9,902
Sterling Bancorp./NY	105	1,470
Sterling Bancshares, Inc./TX	300	3,423
Sterling Financial Corp./PA	100	1,715
Sterling Financial Corp./WA	200	5,382
Stewart Information Services Corp.	100	3,427
Stifel Financial Corp.*	100	5,784
Strategic Hotels & Resorts, Inc. (REIT)	200	4,118
Student Loan Corp. (The)	20	3,606
Sun Communities, Inc. (REIT)	100	3,008
Sunstone Hotel Investors, Inc. (REIT)	200	5,128
SunTrust Banks, Inc.	1,300	98,371

		Market
	Shares	Value

Susquehanna Bancshares, Inc.	200	4,020
SVB Financial Group *	100	4,736
SWS Group, Inc.	150	2,653
Synovus Financial Corp.	1,000	28,050
T Rowe Price Group, Inc.	1,000	55,690
Tanger Factory Outlet Centers (REIT)	100	4,059
Taubman Centers, Inc. (REIT)	200	10,950
TCF Financial Corp.	500	13,090
TD Ameritrade Holding Corp.*	900	16,398
Tejon Ranch Co. *	100	4,140
Texas Capital Bancshares, Inc.*	100	2,174
TFS Financial Corp.*	400	5,176
Thornburg Mortgage, Inc. (The)	400	5,140
TierOne Corp.	100	2,647
Torchmark Corp.	5,950	370,804
Tower Group, Inc.	100	2,618
Transatlantic Holdings, Inc.	100	7,033
Travelers Cos., Inc. (The)	2,400	120,816
Triad Guaranty, Inc.*	100	1,897
Trustco Bank Corp., NY	300	3,279
Trustmark Corp.	200	5,608
UCBH Holdings, Inc.	300	5,244
UDR, Inc. (REIT)	500	12,160
UMB Financial Corp.	200	8,572
Umpqua Holdings Corp.	200	4,002
UnionBanCal Corp.	200	11,682
United Bankshares, Inc.	100	3,044
United Community Banks, Inc./GA	100	2,452
United Community Financial Corp./OH	100	722
United Fire & Casualty Co.	100	3,909
Unitrin, Inc.	200	9,918
Universal American Financial Corp.*	100	2,281
Unum Group	1,300	31,811
Urstadt Biddle Properties, Inc., Class A (REIT)	100	1,547
U-Store-It Trust (REIT)	100	1,320
Valley National Bancorp.	441	9,781
Ventas, Inc. (REIT)	500	20,700
Vornado Realty Trust (REIT)	500	54,675
W Holding Co., Inc.	400	896
Wachovia Corp.	7,078	354,962
Waddell & Reed Financial, Inc.	300	8,109
Washington Federal, Inc.	300	7,878
Washington Mutual, Inc.	9,075	320,438
Washington Real Estate Investment Trust (REIT)	200	6,636
Webster Financial Corp.	200	8,424
Weingarten Realty Investors (REIT)	300	12,438
Wells Fargo & Co.	12,400	441,688
WesBanco, Inc.	100	2,498
Wesco Financial Corp.	8	3,184
West Coast Bancorp./OR	100	2,841
Westamerica Bancorporation	100	4,981
Western Alliance Bancorp. *	100	2,357
White Mountains Insurance Group Ltd.	33	17,152
Whitney Holding Corp.	200	5,276
Wilmington Trust Corp.	300	11,670
Wintrust Financial Corp.	100	4,269
World Acceptance Corp.*	100	3,308
WR Berkley Corp.	600	17,778
XL Capital Ltd., Class A	6,125	485,100
Zenith National Insurance Corp.	150	6,734
Zions Bancorporation	462	31,726

		16,344,591

Health Care (4.1%)
Abaxis, Inc.*	100	2,245
Abbott Laboratories	5,700	305,634
Abraxis BioScience, Inc.*	100	2,283
Adams Respiratory Therapeutics, Inc.*	100	3,854
Advanced Medical Optics, Inc.*	300	9,177

		Market
	Shares	Value

Aetna, Inc.	1,900	103,113
Affymetrix, Inc.*	200	5,074
Albany Molecular Research, Inc.*	100	1,510
Alexion Pharmaceuticals, Inc.*	100	6,515
Align Technology, Inc.*	200	5,066
Alkermes, Inc.*	300	5,520
Allergan, Inc.	1,092	70,401
Allscripts Healthcare Solutions, Inc.*	200	5,406
Alnylam Pharmaceuticals, Inc.*	100	3,277
Alpharma, Inc., Class A	100	2,136
AMAG Pharmaceuticals, Inc.*	100	5,720
Amedisys, Inc.*	134	5,148
American Medical Systems Holdings, Inc.*	200	3,390
AMERIGROUP Corp.*	200	6,896
AmerisourceBergen Corp.	6,500	294,645
Amgen, Inc.*	9,025	510,544
AMN Healthcare Services, Inc.*	100	1,873
Amsurg Corp.*	100	2,307
Amylin Pharmaceuticals, Inc.*	500	25,000
Analogic Corp.	100	6,376
Applera Corp. — Applied Biosystems Group	700	24,248
Applera Corp. — Celera Group*	300	4,218
Apria Healthcare Group, Inc.*	200	5,202
Arena Pharmaceuticals, Inc.*	100	1,095
Ariad Pharmaceuticals, Inc.*	200	926
Array Biopharma, Inc.*	200	2,246
Arrow International, Inc.	100	4,549
Arthrocare Corp.*	100	5,589
Aspect Medical Systems, Inc.*	100	1,357
Barr Pharmaceuticals, Inc.*	400	22,764
Bausch & Lomb, Inc.	200	12,800
Baxter International, Inc.	2,400	135,072
Beckman Coulter, Inc.	300	22,128
Becton Dickinson & Co.	900	73,845
Bioenvision, Inc.*	100	528
Biogen Idec, Inc.*	1,063	70,509
BioMarin Pharmaceuticals, Inc.*	300	7,470
Bio-Rad Laboratories, Inc., Class A*	100	9,050
Boston Scientific Corp.*	4,947	69,011
Bristol-Myers Squibb Co.	16,250	468,325
Brookdale Senior Living, Inc.	100	3,981
Cambrex Corp.	100	1,089
Cardinal Health, Inc.	1,400	87,542
Celgene Corp.*	1,400	99,834
Cell Genesys, Inc.*	200	764
Centene Corp.*	100	2,151
Cephalon, Inc.*	300	21,918
Cepheid, Inc.*	200	4,560
Cerner Corp.*	300	17,943
Charles River Laboratories International, Inc.*	300	16,845
Chemed Corp.	100	6,216
Cigna Corp.	1,155	61,550
Community Health Systems, Inc.*	400	12,576
Conceptus, Inc.*	100	1,898
Conmed Corp.*	100	2,799
Cooper Cos., Inc. (The)	200	10,484
Covance, Inc.*	200	15,580
Coventry Health Care, Inc.*	600	37,326
Covidien Ltd.*	1,800	74,700
CR Bard, Inc.	400	35,276
Cross Country Healthcare, Inc.*	100	1,747
Cubist Pharmaceuticals, Inc.*	200	4,226
CV Therapeutics, Inc.*	100	898
Cyberonics, Inc.*	100	1,394
Cypress Bioscience, Inc.*	100	1,369
Cytyc Corp.*	400	19,060
Dade Behring Holdings, Inc.	300	22,905
DaVita, Inc.*	400	25,272

		Market
	Shares	Value

Dendreon Corp.*	400	3,076
Dentsply International, Inc.	600	24,984
Dionex Corp.*	100	7,946
DJO, Inc.*	100	4,910
Eclipsys Corp.*	100	2,332
Edwards Lifesciences Corp.*	200	9,862
Eli Lilly & Co.	3,700	210,641
Encysive Pharmaceuticals, Inc.*	200	302
Endo Pharmaceuticals Holdings, Inc.*	500	15,505
Enzo Biochem, Inc.*	100	1,135
Enzon Pharmaceuticals, Inc.*	200	1,762
eResearch Technology, Inc.*	200	2,278
Exelixis, Inc.*	300	3,177
Express Scripts, Inc.*	800	44,656
Forest Laboratories, Inc.*	1,200	44,748
FoxHollow Technologies, Inc.*	100	2,640
Genentech, Inc.*	1,700	132,634
Gen-Probe, Inc.*	200	13,316
Gentiva Health Services, Inc.*	100	1,921
Genzyme Corp.*	1,000	61,960
Geron Corp.*	200	1,464
Gilead Sciences, Inc.*	3,400	138,958
Greatbatch, Inc.*	100	2,659
Haemonetics Corp.*	100	4,942
Health Management Associates, Inc., Class A	900	6,246
Health Net, Inc.*	400	21,620
HealthExtras, Inc.*	100	2,783
Healthsouth Corp.*	300	5,253
Healthspring, Inc.*	200	3,900
Healthways, Inc.*	100	5,397
Henry Schein, Inc.*	300	18,252
Hillenbrand Industries, Inc.	200	11,004
HLTH Corp.*	604	8,559
Hologic, Inc.*	200	12,200
Hospira, Inc.*	600	24,870
Human Genome Sciences, Inc.*	400	4,116
Humana, Inc.*	600	41,928
ICU Medical, Inc.*	100	3,875
Idexx Laboratories, Inc.*	100	10,959
I-Flow Corp.*	100	1,859
Illumina, Inc.*	200	10,376
ImClone Systems, Inc.*	300	12,402
Immucor, Inc.*	300	10,725
IMS Health, Inc.	700	21,448
Incyte Corp.*	300	2,145
Integra LifeSciences Holdings Corp.*	100	4,858
InterMune, Inc.*	100	1,913
Intuitive Surgical, Inc.*	141	32,430
Invacare Corp.	100	2,338
inVentiv Health, Inc.*	100	4,382
Inverness Medical Innovations, Inc.*	200	11,064
Invitrogen Corp.*	200	16,346
Isis Pharmaceuticals, Inc.*	200	2,994
Johnson & Johnson	15,125	993,712
Keryx Biopharmaceuticals, Inc.*	100	994
Kindred Healthcare, Inc.*	100	1,791
Kinetic Concepts, Inc.*	200	11,256
King Pharmaceuticals, Inc.*	800	9,376
KV Pharmaceutical Co., Class A*	100	2,860
Kyphon, Inc.*	200	14,000
Laboratory Corp of America Holdings*	500	39,115
LCA-Vision, Inc.	100	2,939
Lifecell Corp.*	100	3,757
LifePoint Hospitals, Inc.*	200	6,002
Lincare Holdings, Inc.*	400	14,660
Luminex Corp.*	100	1,508
Magellan Health Services, Inc.*	100	4,058
MannKind Corp.*	100	968

		Market
	Shares	Value

Manor Care, Inc.	300	19,320
Martek Biosciences Corp.*	100	2,903
Matria Healthcare, Inc.*	100	2,616
McKesson Corp.	1,173	68,961
Medarex, Inc.*	400	5,664
Medco Health Solutions, Inc.*	1,000	90,390
Medicines Co. (The)*	200	3,562
Medicis Pharmaceutical Corp., Class A	200	6,102
Medtronic, Inc.	4,200	236,922
Mentor Corp.	100	4,605
Merck & Co., Inc.	8,000	413,520
Meridian Bioscience, Inc.	150	4,548
Merit Medical Systems, Inc.*	100	1,298
MGI Pharma, Inc.*	300	8,334
Millennium Pharmaceuticals, Inc.*	1,000	10,150
Millipore Corp.*	200	15,160
Mylan Laboratories, Inc.	900	14,364
Myriad Genetics, Inc.*	100	5,215
Nabi Biopharmaceuticals *	200	812
Nektar Therapeutics *	300	2,649
Neurocrine Biosciences, Inc.*	100	1,000
Noven Pharmaceuticals, Inc.*	100	1,593
NuVasive, Inc.*	100	3,593
Odyssey HealthCare, Inc.*	100	961
Omnicare, Inc.	500	16,565
Omnicell, Inc.*	200	5,708
Onyx Pharmaceuticals, Inc.*	200	8,704
OraSure Technologies, Inc.*	200	2,010
Orthofix International NV *	100	4,897
OSI Pharmaceuticals, Inc.*	212	7,206
Owens & Minor, Inc.	100	3,809
Palomar Medical Technologies, Inc.*	100	2,849
Par Pharmaceutical Cos., Inc.*	100	1,856
Parexel International Corp.*	100	4,127
Patterson Cos., Inc.*	500	19,305
PDL BioPharma, Inc.*	400	8,644
Pediatrix Medical Group, Inc.*	200	13,084
Penwest Pharmaceuticals Co.*	100	1,101
PerkinElmer, Inc.	400	11,684
Perrigo Co.	300	6,405
Pfizer, Inc.	39,775	971,703
Pharmaceutical Product Development, Inc.	400	14,176
PharmaNet Development Group, Inc.*	100	2,903
PharMerica Corp.*	491	7,326
Pharmion Corp.*	100	4,614
Phase Forward, Inc.*	100	2,001
PolyMedica Corp.	100	5,252
PRA International *	100	2,940
Progenics Pharmaceuticals, Inc.*	100	2,211
Protalix BioTherapeutics, Inc.*	100	3,456
PSS World Medical, Inc.*	200	3,826
Psychiatric Solutions, Inc.*	200	7,856
Qiagen NV *	177	3,436
Quest Diagnostics, Inc.	600	34,662
Regeneron Pharmaceuticals, Inc.*	200	3,560
RehabCare Group, Inc.*	100	1,759
Res-Care, Inc.*	100	2,284
Resmed, Inc.*	300	12,861
Respironics, Inc.*	300	14,409
Rigel Pharmaceuticals, Inc.*	100	943
Salix Pharmaceuticals Ltd.*	100	1,242
Savient Pharmaceuticals, Inc.*	300	4,365
Schering-Plough Corp.	5,600	177,128
Sciele Pharma, Inc.*	100	2,602
Senomyx, Inc.*	100	1,225
Sepracor, Inc.*	400	11,000
Sierra Health Services, Inc.*	200	8,438
Sirona Dental Systems, Inc.*	100	3,567

		Market
	Shares	Value

SonoSite, Inc.*	100	3,052
St Jude Medical, Inc.*	1,300	57,291
STERIS Corp.	200	5,466
Stryker Corp.	1,100	75,636
Sun Healthcare Group, Inc.*	200	3,342
Sunrise Senior Living, Inc.*	200	7,074
SuperGen, Inc.*	200	868
SurModics, Inc.*	100	4,901
Symmetry Medical, Inc.*	100	1,670
Techne Corp.*	200	12,616
Telik, Inc.*	200	582
Tenet Healthcare Corp.*	1,900	6,384
Thermo Fisher Scientific, Inc.*	1,600	92,352
Thoratec Corp.*	200	4,138
Trizetto Group*	100	1,751
United Therapeutics Corp.*	100	6,654
UnitedHealth Group, Inc.	4,930	238,760
Universal Health Services, Inc., Class B	200	10,884
Valeant Pharmaceuticals International*	300	4,644
Varian, Inc.*	100	6,361
Varian Medical Systems, Inc.*	500	20,945
VCA Antech, Inc.*	300	12,525
Ventana Medical Systems, Inc.*	100	8,591
Vertex Pharmaceuticals, Inc.*	500	19,205
Viropharma, Inc.*	200	1,780
Vital Images, Inc.*	100	1,952
Warner Chilcott Ltd., Class A*	300	5,331
Waters Corp.*	400	26,768
Watson Pharmaceuticals, Inc.*	400	12,960
WellCare Health Plans, Inc.*	200	21,086
WellPoint, Inc.*	2,251	177,649
West Pharmaceutical Services, Inc.	100	4,166
Wright Medical Group, Inc.*	100	2,682
Wyeth	4,900	218,295
XenoPort, Inc.*	100	4,705
Zimmer Holdings, Inc.*	852	69,003
Zoll Medical Corp.*	200	5,184
Zymogenetics, Inc.*	100	1,305

		8,599,490

Industrials (3.7%)
3M Co.	2,653	248,268
AAR Corp.*	100	3,034
ABM Industries, Inc.	100	1,998
ABX Air, Inc.*	200	1,416
ACCO Brands Corp.*	100	2,244
Actuant Corp., Class A	100	6,497
Acuity Brands, Inc.	200	10,096
Administaff, Inc.	100	3,630
Advisory Board Co. (The)*	100	5,847
Aecom Technology Corp.*	100	3,493
AGCO Corp.*	300	15,231
Aircastle Ltd.	100	3,342
Airtran Holdings, Inc.*	300	2,952
Alaska Air Group, Inc.*	200	4,618
Albany International Corp.	100	3,749
Alexander & Baldwin, Inc.	200	10,026
Alliant Techsystems, Inc.*	100	10,930
Allied Waste Industries, Inc.*	800	10,200
Amerco, Inc.*	47	2,983
American Commercial Lines, Inc.*	200	4,746
American Reprographics Co.*	100	1,872
American Science & Engineering, Inc.	100	6,266
American Standard Cos., Inc.	700	24,934
American Superconductor Corp.*	100	2,048
Ameron International Corp.	56	5,923
Ametek, Inc.	450	19,449
AMR Corp.*	900	20,061
AO Smith Corp.	100	4,388

		Market
	Shares	Value

Apogee Enterprises, Inc.	100	2,594
Applied Industrial Technologies, Inc.	150	4,625
Arkansas Best Corp.	100	3,266
Armstrong World Industries, Inc.*	100	4,059
Astec Industries, Inc.*	100	5,745
ASV, Inc.*	100	1,403
Atlas Air Worldwide Holdings, Inc.*	100	5,163
Avery Dennison Corp.	400	22,808
Avis Budget Group, Inc.*	360	8,240
Baldor Electric Co.	200	7,990
Barnes Group, Inc.	200	6,384
BE Aerospace, Inc.*	300	12,459
Beacon Roofing Supply, Inc.*	150	1,533
Belden, Inc.	200	9,382
Blount International, Inc.*	100	1,136
Boeing Co.	2,900	304,471
Bowne & Co., Inc.	100	1,666
Brady Corp., Class A	200	7,176
Briggs & Stratton Corp.	200	5,036
Brink’s Co. (The)	200	11,176
Bucyrus International, Inc.	150	10,940
Burlington Northern Santa Fe Corp.	1,300	105,521
Carlisle Cos., Inc.	200	9,720
Cascade Corp.	100	6,517
Caterpillar, Inc.	2,400	188,232
CBIZ, Inc.*	200	1,590
Celadon Group, Inc.*	100	1,177
Cenveo, Inc.*	200	4,326
Ceradyne, Inc.*	100	7,574
CH Robinson Worldwide, Inc.	700	38,003
ChoicePoint, Inc.*	300	11,376
Cintas Corp.	500	18,550
CIRCOR International, Inc.	100	4,541
Clarcor, Inc.	200	6,842
Clean Harbors, Inc.*	100	4,452
Comfort Systems USA, Inc.	100	1,420
Commercial Vehicle Group, Inc.*	100	1,283
Consolidated Graphics, Inc.*	100	6,279
Continental Airlines, Inc., Class B*	400	13,212
Con-way, Inc.	200	9,200
Cooper Industries Ltd., Class A	700	35,763
Copa Holdings SA (Class A)	100	4,005
Copart, Inc.*	200	6,878
Corporate Executive Board Co.	200	14,848
Corrections Corp of America*	600	15,702
CoStar Group, Inc.*	100	5,345
Covanta Holding Corp.*	400	9,804
CRA International, Inc.*	100	4,819
Crane Co.	200	9,594
CSX Corp.	1,700	72,641
Cubic Corp.	100	4,217
Cummins, Inc.	400	51,156
Curtiss-Wright Corp.	200	9,500
Danaher Corp.	900	74,439
Deere & Co.	838	124,376
Delta Air Lines, Inc.*	900	16,155
Deluxe Corp.	200	7,368
Diamond Management & Technology Consultants, Inc.	100	920
Dollar Thrifty Automotive Group *	100	3,469
Donaldson Co., Inc.	300	12,528
Dover Corp.	800	40,760
DRS Technologies, Inc.	126	6,945
Dun & Bradstreet Corp.	200	19,722
Eagle Bulk Shipping, Inc.	200	5,148
Eaton Corp.	600	59,424
EDO Corp.	100	5,601
EMCOR Group, Inc.*	200	6,272
Emerson Electric Co.	2,900	154,338

		Market
	Shares	Value

Encore Wire Corp.	100	2,513
Energy Conversion Devices, Inc.*	100	2,272
EnerSys*	200	3,554
Ennis, Inc.	100	2,204
EnPro Industries, Inc.*	100	4,060
Equifax, Inc.*	655	24,969
ESCO Technologies, Inc.*	100	3,324
Esterline Technologies Corp.*	100	5,705
Evergreen Solar, Inc.*	200	1,786
Expeditors International Washington, Inc.	800	37,840
ExpressJet Holdings, Inc.*	200	618
Fastenal Co.	500	22,705
Federal Signal Corp.	200	3,072
FedEx Corp.	1,149	120,358
First Solar, Inc.*	100	11,774
Flowserve Corp.	200	15,236
Fluor Corp.	347	49,961
Force Protection, Inc.*	200	4,332
Forward Air Corp.	100	2,978
Foster Wheeler Ltd.*	300	39,384
Franklin Electric Co., Inc.	100	4,111
FreightCar America, Inc.	100	3,820
FTI Consulting, Inc.*	100	5,031
FuelCell Energy, Inc.*	200	1,788
G&K Services, Inc., Class A	100	4,020
Gardner Denver, Inc.*	200	7,800
GATX Corp.	200	8,550
Genco Shipping & Trading Ltd.	100	6,553
GenCorp, Inc.*	200	2,392
General Cable Corp.*	200	13,424
General Dynamics Corp.	1,500	126,705
General Electric Co.	38,000	1,573,200
Genesee & Wyoming, Inc.*	150	4,326
Genlyte Group, Inc.*	100	6,426
Geo Group, Inc. (The)*	300	8,883
Gibraltar Industries, Inc.	100	1,850
Goodman Global, Inc.*	100	2,388
Goodrich Corp.	500	34,115
Graco, Inc.	300	11,733
GrafTech International Ltd.*	300	5,352
Granite Construction, Inc.	100	5,302
Griffon Corp.*	100	1,510
Harsco Corp.	400	23,708
Healthcare Services Group	150	3,041
Heartland Express, Inc.	266	3,798
Heico Corp.	100	4,936
Heidrick & Struggles International, Inc.*	100	3,645
Herman Miller, Inc.	200	5,428
Hertz Global Holdings, Inc.*	1,200	27,264
Hexcel Corp.*	300	6,813
HNI Corp.	200	7,200
Honeywell International, Inc.	2,900	172,463
Horizon Lines, Inc., Class A	100	3,053
HUB Group, Inc., Class A*	200	6,006
Hubbell, Inc., Class B	200	11,424
Hudson Highland Group, Inc.*	100	1,273
Huron Consulting Group, Inc.*	100	7,262
IDEX Corp.	300	10,917
IHS, Inc., Class A*	100	5,649
II-VI, Inc.*	100	3,453
IKON Office Solutions, Inc.	400	5,140
Illinois Tool Works, Inc.	1,900	113,316
Ingersoll-Rand Co., Ltd., Class A	1,100	59,917
Insituform Technologies, Inc.*	100	1,523
Interface, Inc., Class A	200	3,610
Interline Brands, Inc.*	100	2,299
ITT Corp.	700	47,551
Jacobs Engineering Group, Inc.*	400	30,232

		Market
	Shares	Value

JB Hunt Transport Services, Inc.	400	10,520
JetBlue Airways Corp.*	550	5,071
Joy Global, Inc.	450	22,887
Kadant, Inc.*	100	2,800
Kaman Corp.	100	3,456
Kansas City Southern *	300	9,651
Kaydon Corp.	100	5,199
KBR, Inc.*	575	22,293
Kelly Services, Inc., Class A	100	1,981
Kenexa Corp.*	100	3,078
Kennametal, Inc.	200	16,796
Kforce, Inc.*	100	1,286
Kirby Corp.*	200	8,828
Knight Transportation, Inc.	150	2,581
Knoll, Inc.	100	1,774
Korn/Ferry International *	100	1,651
L-3 Communications Holdings, Inc.	500	51,070
Labor Ready, Inc.*	200	3,702
Ladish Co., Inc.*	100	5,548
Laidlaw International, Inc.	300	10,566
Landstar System, Inc.	200	8,394
LECG Corp.*	100	1,490
Lennox International, Inc.	200	6,760
Lincoln Electric Holdings, Inc.	200	15,522
Lockheed Martin Corp.	1,300	141,037
LSI Industries, Inc.	100	2,052
M&F Worldwide Corp.*	100	5,019
Manitowoc Co., Inc. (The)	400	17,712
Manpower, Inc.	351	22,587
Masco Corp.	1,500	34,755
McDermott International, Inc.*	800	43,264
Mcgrath Rentcorp.	100	3,324
Medis Technologies Ltd.*	100	1,300
Middleby Corp.*	70	4,518
Mine Safety Appliances Co.	100	4,711
Mobile Mini, Inc.*	200	4,832
Monster Worldwide, Inc.*	500	17,030
Moog, Inc., Class A*	100	4,394
MSC Industrial Direct Co.	200	10,118
Mueller Industries, Inc.	100	3,614
Mueller Water Products, Inc., Class A	500	6,195
NACCO Industries, Inc., Class A	28	2,897
Navigant Consulting, Inc.*	200	2,532
NCI Building Systems, Inc.*	100	4,321
Nordson Corp.	100	5,021
Norfolk Southern Corp.	1,400	72,674
Northrop Grumman Corp.	4,100	319,800
Northwest Airlines Corp.*	1,000	17,800
Old Dominion Freight Line, Inc.*	150	3,595
Orbital Sciences Corp.*	200	4,448
Oshkosh Truck Corp.	300	18,591
Owens Corning, Inc.*	400	10,020
Paccar, Inc.	900	76,725
Pacer International, Inc.	100	1,905
Pall Corp.	500	19,450
Parker Hannifin Corp.	400	44,732
Pentair, Inc.	400	13,272
PeopleSupport, Inc.*	100	1,196
Perini Corp.*	100	5,593
PHH Corp.*	200	5,256
Pitney Bowes, Inc.	800	36,336
Power-One, Inc.*	300	1,530
Precision Castparts Corp.	500	73,990
Quanta Services, Inc.*	522	13,807
Raven Industries, Inc.	100	4,005
Raytheon Co.	1,700	108,494
RBC Bearings, Inc.*	100	3,835
Regal-Beloit Corp.	100	4,789

		Market
	Shares	Value

Republic Airways Holdings, Inc.*	100	2,117
Republic Services, Inc.	750	24,532
Resources Connection, Inc.	200	4,630
Robbins & Myers, Inc.	100	5,729
Robert Half International, Inc.	600	17,916
Rockwell Automation, Inc.	600	41,706
Rockwell Collins, Inc.	600	43,824
Rollins, Inc.	100	2,669
Roper Industries, Inc.	300	19,650
RR Donnelley & Sons Co.	800	29,248
Rush Enterprises, Inc., Class A*	100	2,535
Ryder System, Inc.	200	9,800
Saia, Inc.*	100	1,653
School Specialty, Inc.*	100	3,463
Sequa Corp., Class A*	35	5,802
Shaw Group, Inc. (The)*	300	17,430
Simpson Manufacturing Co., Inc.	100	3,185
Skywest, Inc.	200	5,034
Southwest Airlines Co.	3,000	44,400
Spherion Corp.*	200	1,652
Spirit Aerosystems Holdings, Inc., Class A*	300	11,682
SPX Corp.	200	18,512
Steelcase, Inc.	200	3,596
Stericycle, Inc.*	400	22,864
Sunpower Corp., Class A*	100	8,282
Superior Essex, Inc.*	100	3,728
Taser International, Inc.*	200	3,138
Tecumseh Products Co., Class A*	100	1,925
Teledyne Technologies, Inc.*	100	5,339
Teleflex, Inc.	200	15,584
TeleTech Holdings, Inc.*	100	2,391
Tennant Co.	100	4,870
Terex Corp.*	400	35,608
Tetra Tech, Inc.*	200	4,224
Textron, Inc.	1,000	62,210
Thomas & Betts Corp.*	200	11,728
Timken Co.	300	11,145
Titan International, Inc.	100	3,192
Toro Co.	200	11,766
Tredegar Corp.	100	1,725
Trinity Industries, Inc.	300	11,262
Triumph Group, Inc.	100	8,171
Tyco International Ltd.	1,800	79,812
UAL Corp.*	400	18,612
UAP Holding Corp.	200	6,272
Union Pacific Corp.	1,000	113,060
United Industrial Corp./New York	100	7,526
United Parcel Service, Inc., Class B	2,500	187,750
United Rentals, Inc.*	200	6,434
United Stationers, Inc.*	100	5,552
United Technologies Corp.	3,700	297,776
Universal Forest Products, Inc.	100	2,990
URS Corp.*	200	11,290
US Airways Group, Inc.*	200	5,250
USG Corp.*	300	11,265
UTi Worldwide, Inc.	400	9,192
Valmont Industries, Inc.	100	8,485
Viad Corp.	100	3,600
Vicor Corp.	100	1,212
Wabash National Corp.	100	1,129
Wabtec Corp.	200	7,492
Walter Industries, Inc.	200	5,380
Washington Group International, Inc.*	100	8,781
Waste Connections, Inc.*	300	9,528
Waste Management, Inc.	2,000	75,480
Watsco, Inc.	100	4,643
Watson Wyatt Worldwide, Inc., Class A	200	8,988
Watts Water Technologies, Inc., Class A	100	3,070

		Market
	Shares	Value

Werner Enterprises, Inc.	200	3,430
WESCO International, Inc.*	200	8,588
Williams Scotsman International, Inc.*	100	2,771
Woodward Governor Co.	100	6,240
WW Grainger, Inc.	300	27,357
YRC Worldwide, Inc.*	200	5,464

		7,798,206

Information Technology (5.3%)
3Com Corp.*	1,300	6,422
Acacia Research — Acacia Technologies*	100	1,468
Accenture Ltd., Class A	2,200	88,550
ACI Worldwide, Inc.*	100	2,235
Actel Corp.*	100	1,073
Activision, Inc.*	1,100	23,749
Acxiom Corp.	300	5,937
Adaptec, Inc.*	400	1,528
ADC Telecommunications, Inc.*	400	7,844
Adobe Systems, Inc.*	2,276	99,370
Adtran, Inc.	200	4,606
Advanced Energy Industries, Inc.*	100	1,510
Advanced Micro Devices, Inc.*	2,100	27,720
Advent Software, Inc.*	100	4,697
Affiliated Computer Services, Inc., Class A*	5,575	280,088
Agilent Technologies, Inc.*	1,531	56,463
Agilysys, Inc.	80	1,352
Akamai Technologies, Inc.*	600	17,238
Alcatel-Lucent ADR	42,961	437,343
Alliance Data Systems Corp.*	300	23,232
Altera Corp.	1,400	33,712
Amdocs Ltd.*	700	26,033
AMIS Holdings, Inc.*	200	1,942
Amkor Technology, Inc.*	400	4,608
Amphenol Corp., Class A	800	31,808
Anadigics, Inc.*	300	5,424
Analog Devices, Inc.	1,300	47,008
Andrew Corp.*	500	6,925
Anixter International, Inc.*	100	8,245
Ansys, Inc.*	200	6,834
Apple, Inc.*	3,195	490,560
Applied Materials, Inc.	5,100	105,570
Applied Micro Circuits Corp.*	1,000	3,160
Ariba, Inc.*	200	2,156
Arris Group, Inc.*	300	3,705
Arrow Electronics, Inc.*	400	17,008
Aspen Technology, Inc.*	200	2,864
Atheros Communications, Inc.*	200	5,994
Atmel Corp.*	1,400	7,224
ATMI, Inc.*	100	2,975
Autodesk, Inc.*	900	44,973
Automatic Data Processing, Inc.	2,000	91,860
Avaya, Inc.*	1,600	27,136
Avid Technology, Inc.*	200	5,416
Avnet, Inc.*	500	19,930
Avocent Corp.*	200	5,824
AVX Corp.	200	3,220
Axcelis Technologies, Inc.*	300	1,533
BEA Systems, Inc.*	1,500	20,805
BearingPoint, Inc.*	600	2,430
Benchmark Electronics, Inc.*	250	5,968
Black Box Corp.	100	4,276
Blackbaud, Inc.	100	2,524
Blackboard, Inc.*	100	4,584
BMC Software, Inc.*	800	24,984
Borland Software Corp.*	300	1,305
Brightpoint, Inc.*	270	4,053
Broadcom Corp., Class A*	1,700	61,948
Broadridge Financial Solutions, Inc.	550	10,422
Brocade Communications Systems, Inc.*	1,600	13,696

		Market
	Shares	Value

Brooks Automation, Inc.*	311	4,429
CA, Inc.	1,600	41,152
Cabot Microelectronics Corp.*	100	4,275
CACI International, Inc., Class A*	100	5,109
Cadence Design Systems, Inc.*	1,100	24,409
C-COR, Inc.*	200	2,298
CDW Corp.*	200	17,440
Ceridian Corp.*	500	17,370
Checkfree Corp.*	300	13,962
Checkpoint Systems, Inc.*	100	2,639
Ciber, Inc.*	200	1,562
Ciena Corp.*	271	10,320
Cirrus Logic, Inc.*	300	1,920
Cisco Systems, Inc.*	22,400	741,664
Citrix Systems, Inc.*	700	28,224
CMGI, Inc.*	1,600	2,176
CNET Networks, Inc.*	400	2,980
Cogent, Inc.*	100	1,568
Cognex Corp.	200	3,552
Cognizant Technology Solutions Corp., Class A*	500	39,885
Coherent, Inc.*	100	3,208
Cohu, Inc.	100	1,875
CommScope, Inc.*	200	10,048
Computer Sciences Corp.*	700	39,130
Compuware Corp.*	1,300	10,426
Comtech Telecommunications Corp.*	100	5,349
Concur Technologies, Inc.*	100	3,152
Conexant Systems, Inc.*	1,600	1,920
Convergys Corp.*	500	8,680
Corning, Inc.	5,900	145,435
Credence Systems Corp.*	300	927
Cree, Inc.*	300	9,330
CSG Systems International, Inc.*	200	4,250
CTS Corp.	100	1,290
Cymer, Inc.*	200	7,678
Cypress Semiconductor Corp.*	600	17,526
Daktronics, Inc.	200	5,444
DealerTrack Holdings, Inc.*	100	4,188
Dell, Inc.*	8,300	229,080
Diebold, Inc.	300	13,626
Digital River, Inc.*	200	8,950
Diodes, Inc.*	150	4,815
Dolby Laboratories, Inc., Class A*	100	3,482
DSP Group, Inc.*	100	1,583
DST Systems, Inc.*	200	17,162
DTS, Inc.*	100	3,037
Dycom Industries, Inc.*	160	4,901
Earthlink, Inc.*	400	3,168
eBay, Inc.*	4,200	163,884
Echelon Corp.*	100	2,501
Electro Scientific Industries, Inc.*	100	2,396
Electronic Arts, Inc.*	1,100	61,589
Electronic Data Systems Corp.	1,900	41,496
Electronics for Imaging *	200	5,372
EMC Corp.*	7,600	158,080
Emulex Corp.*	300	5,751
Entegris, Inc.*	400	3,472
Epicor Software Corp.*	200	2,754
Equinix, Inc.*	100	8,869
Euronet Worldwide, Inc.*	100	2,977
Exar Corp.*	100	1,306
Extreme Networks *	400	1,536
F5 Networks, Inc.*	400	14,876
Factset Research Systems, Inc.	200	13,710
Fair Isaac Corp.	200	7,222
Fairchild Semiconductor International, Inc.*	400	7,472
FEI Co. *	100	3,143
Fidelity National Information Services, Inc.	722	32,035

		Market
	Shares	Value

Finisar Corp.*	700	1,960
Fiserv, Inc.*	700	35,602
Flir Systems, Inc.*	200	11,078
Formfactor, Inc.*	200	8,874
Foundry Networks, Inc.*	600	10,662
Gartner, Inc.*	200	4,892
Gateway, Inc.*	900	1,692
Genesis Microchip, Inc.*	100	784
Gevity HR, Inc.	100	1,025
Global Cash Access Holdings, Inc.*	100	1,059
Global Payments, Inc.	300	13,266
Google, Inc., Class A*	847	480,478
Harmonic, Inc.*	300	3,183
Harris Corp.	500	28,895
Hewitt Associates, Inc., Class A*	500	17,525
Hewlett-Packard Co.	9,900	492,921
Hittite Microwave Corp.*	100	4,415
Hutchinson Technology, Inc.*	100	2,460
Hypercom Corp.*	200	904
Imation Corp.	100	2,453
Informatica Corp.*	300	4,710
Infospace, Inc.	100	1,756
infoUSA, Inc.	100	929
Ingram Micro, Inc.*	500	9,805
Insight Enterprises, Inc.*	200	5,162
Integrated Device Technology, Inc.*	660	10,217
Intel Corp.	21,500	555,990
InterDigital, Inc.*	200	4,156
Intermec, Inc.*	200	5,224
Internap Network Services Corp.*	200	2,834
International Business Machines Corp.	5,041	593,830
International Rectifier Corp.*	300	9,897
Internet Capital Group, Inc.*	100	1,200
Intersil Corp., Class A	500	16,715
InterVoice, Inc.*	100	939
Interwoven, Inc.*	200	2,846
Intevac, Inc.*	100	1,520
Intuit, Inc.*	1,300	39,390
Ipass, Inc.*	200	840
Iron Mountain, Inc.*	600	18,288
Itron, Inc.*	100	9,307
Ixia *	100	872
j2 Global Communications, Inc.*	200	6,546
Jabil Circuit, Inc.	700	15,988
Jack Henry & Associates, Inc.	300	7,758
JDA Software Group, Inc.*	100	2,066
JDS Uniphase Corp.*	712	10,652
Juniper Networks, Inc.*	2,100	76,881
Kemet Corp.*	300	2,205
Kla-Tencor Corp.	800	44,624
Knot, Inc. (The)*	100	2,126
Kulicke & Soffa Industries, Inc.*	200	1,696
L-1 Identity Solutions, Inc.*	141	2,658
Lam Research Corp.*	500	26,630
Lattice Semiconductor Corp.*	400	1,796
Lawson Software, Inc.*	400	4,004
Lexmark International, Inc., Class A*	400	16,612
Linear Technology Corp.	900	31,491
Lionbridge Technologies *	200	798
Littelfuse, Inc.*	100	3,569
LoJack Corp.*	100	1,896
Loral Space & Communications, Inc.*	100	3,975
LSI Corp.*	2,996	22,230
LTX Corp.*	200	714
Macrovision Corp.*	200	4,926
Magma Design Automation, Inc.*	100	1,407
Manhattan Associates, Inc.*	100	2,741
Mantech International Corp., Class A*	100	3,598

		Market
	Shares	Value

Marchex, Inc., Class B	100	951
Marvell Technology Group, Ltd.*	1,700	27,829
MasTec, Inc.*	100	1,407
Mastercard, Inc., Class A	291	43,059
Mattson Technology, Inc.*	200	1,730
Maxim Integrated Products, Inc.	1,200	35,220
MAXIMUS, Inc.	100	4,358
McAfee, Inc.*	600	20,922
MEMC Electronic Materials, Inc.*	800	47,088
Mentor Graphics Corp.*	300	4,530
Mercury Computer Systems, Inc.*	100	1,028
Methode Electronics, Inc.	100	1,505
Mettler Toledo International, Inc.*	200	20,400
Micrel, Inc.	200	2,160
Microchip Technology, Inc.	800	29,056
Micron Technology, Inc.*	2,677	29,715
Micros Systems, Inc.*	200	13,014
Microsemi Corp.*	200	5,576
Microsoft Corp.	38,825	1,143,784
MicroStrategy, Inc.*	48	3,808
Microtune, Inc.*	200	1,204
Midway Games, Inc.*	100	436
MKS Instruments, Inc.*	100	1,902
Molex, Inc.	500	13,465
MoneyGram International, Inc.	300	6,777
Motorola, Inc.	8,400	155,652
MPS Group, Inc.*	300	3,345
MTS Systems Corp.	100	4,160
National Instruments Corp.	200	6,866
National Semiconductor Corp.	1,200	32,544
NAVTEQ Corp.*	400	31,188
NCR Corp.*	700	34,860
Net 1 UEPS Technologies, Inc.*	200	5,434
Netgear, Inc.*	100	3,042
Netlogic Microsystems, Inc.*	100	3,611
Network Appliance, Inc.*	1,400	37,674
Newport Corp.*	100	1,523
Novatel Wireless, Inc.*	100	2,265
Novell, Inc.*	1,200	9,168
Novellus Systems, Inc.*	500	13,630
Nuance Communications, Inc.*	500	9,655
Nvidia Corp.*	1,950	70,668
Omniture, Inc.*	100	3,032
Omnivision Technologies, Inc.*	200	4,546
ON Semiconductor Corp.*	1,000	12,560
Openwave Systems, Inc.	300	1,314
Oracle Corp.*	20,590	445,773
Packeteer, Inc.*	100	760
Palm, Inc.*	300	4,881
Parametric Technology Corp.*	360	6,271
Park Electrochemical Corp.	100	3,358
Paychex, Inc.	1,300	53,300
PDF Solutions, Inc.*	100	988
Perot Systems Corp., Class A*	300	5,073
Photronics, Inc.*	100	1,141
Plantronics, Inc.	200	5,710
Plexus Corp.*	200	5,480
PMC — Sierra, Inc.*	600	5,034
Polycom, Inc.*	300	8,058
Powerwave Technologies, Inc.*	300	1,848
Progress Software Corp.*	100	3,030
QLogic Corp.*	600	8,070
Qualcomm, Inc.	6,100	257,786
Quality Systems, Inc.	100	3,663
Quantum Corp.*	600	2,040
Quest Software, Inc.*	200	3,432
Rackable Systems, Inc.*	100	1,297
Radisys Corp.*	100	1,245

		Market
	Shares	Value

Rambus, Inc.*	300	5,733
RealNetworks, Inc.*	400	2,712
Red Hat, Inc.*	800	15,896
RF Micro Devices, Inc.*	600	4,038
Riverbed Technology, Inc *	100	4,039
Rofin-Sinar Technologies, Inc.*	100	7,021
Rogers Corp.*	100	4,119
S1 Corp.*	225	2,036
SAIC, Inc.*	300	5,757
Salesforce.com, Inc.*	300	15,396
SanDisk Corp.*	800	44,080
Sanmina-SCI Corp.*	1,700	3,604
Sapient Corp.*	300	2,013
SAVVIS, Inc.*	200	7,756
Scansource, Inc.*	200	5,622
Seagate Technology	2,000	51,160
Secure Computing Corp.*	100	973
Semtech Corp.*	200	4,096
Sigma Designs, Inc.*	100	4,824
Silicon Image, Inc.*	300	1,545
Silicon Laboratories, Inc.*	200	8,352
Silicon Storage Technology, Inc.*	300	966
SiRF Technology Holdings, Inc.*	200	4,270
Skyworks Solutions, Inc.*	500	4,520
Sohu.com, Inc.*	100	3,771
Solectron Corp.*	3,200	12,480
Sonic Solutions, Inc.*	100	1,047
SonicWALL, Inc.*	200	1,746
Sonus Networks, Inc.*	800	4,880
Spansion, Inc., Class A*	200	1,690
SPSS, Inc.*	100	4,114
SRA International Inc., Class A*	100	2,808
Standard Microsystems Corp.*	100	3,842
Sun Microsystems, Inc.*	12,900	72,369
Supertex, Inc.*	100	3,988
Sybase, Inc.*	300	6,939
Sycamore Networks, Inc.*	600	2,442
SYKES Enterprises, Inc.*	100	1,661
Symantec Corp.*	3,300	63,954
Symmetricom, Inc.*	200	940
Synaptics, Inc.*	100	4,776
Synchronoss Technologies, Inc.*	100	4,206
Synopsys, Inc.*	500	13,540
Take-Two Interactive Software, Inc.*	200	3,416
Tech Data Corp.*	200	8,024
Technitrol, Inc.	100	2,695
Tekelec *	200	2,420
Tektronix, Inc.	300	8,322
Tellabs, Inc.*	1,500	14,280
Teradyne, Inc.*	800	11,040
Tessera Technologies, Inc.*	200	7,500
Texas Instruments, Inc.	5,200	190,268
THQ, Inc.*	250	6,245
TIBCO Software, Inc.*	700	5,173
TNS, Inc.	100	1,606
Total System Services, Inc.	100	2,778
Trident Microsystems, Inc.*	200	3,178
Trimble Navigation Ltd.*	400	15,684
TriQuint Semiconductor, Inc.*	500	2,455
TTM Technologies, Inc.*	200	2,314
Tyco Electronics Ltd.	1,800	63,774
Tyler Technologies, Inc.*	100	1,335
Ultimate Software Group, Inc.*	100	3,490
Ultratech, Inc.*	100	1,386
Unisys Corp.*	1,100	7,282
United Online, Inc.	200	3,002
Universal Display Corp.*	100	1,772
Utstarcom, Inc.*	300	1,098

		Market
	Shares	Value

Valueclick, Inc.*	300	6,738
Varian Semiconductor Equipment Associates, Inc.*	375	20,070
Vasco Data Security International, Inc.*	100	3,531
Veeco Instruments, Inc.*	100	1,938
VeriFone Holdings, Inc.*	200	8,866
VeriSign, Inc.*	900	30,366
Viasat, Inc.*	100	3,083
Vignette Corp.*	100	2,007
Vishay Intertechnology, Inc.*	800	10,424
VistaPrint Ltd.*	200	7,474
VMware, Inc., Class A*	140	11,900
Websense, Inc.*	200	3,946
Western Digital Corp.*	900	22,788
Western Union Co. (The)	2,800	58,716
Wind River Systems, Inc.*	200	2,354
Wright Express Corp.*	100	3,649
Xerox Corp.*	3,600	62,424
Xilinx, Inc.	1,300	33,982
Yahoo!, Inc.*	4,355	116,888
Zebra Technologies Corp.*	300	10,947
Zoran Corp.*	200	4,040

		11,014,532

Materials (1.1%)
Air Products & Chemicals, Inc.	800	78,208
Airgas, Inc.	300	15,489
AK Steel Holding Corp.*	400	17,580
Albemarle Corp.	400	17,680
Alcoa, Inc.	3,115	121,859
Allegheny Technologies, Inc.	400	43,980
AMCOL International Corp.	100	3,309
Apex Silver Mines Ltd.*	300	5,835
Aptargroup, Inc.	200	7,574
Arch Chemicals, Inc.	100	4,688
Ashland, Inc.	200	12,042
Ball Corp.	400	21,500
Bemis Co., Inc.	400	11,644
Bowater, Inc.	200	2,984
Brush Engineered Materials, Inc.*	100	5,189
Cabot Corp.	200	7,106
Carpenter Technology Corp.	100	13,001
Celanese Corp., Class A	500	19,490
Century Aluminum Co.*	100	5,265
CF Industries Holdings, Inc.	200	15,182
Chemtura Corp.	800	7,112
Chesapeake Corp.	100	846
Cleveland-Cliffs, Inc.	200	17,594
Coeur d’Alene Mines Corp.*	800	3,032
Commercial Metals Co.	400	12,660
Compass Minerals International, Inc.	100	3,404
Crown Holdings, Inc.*	700	15,932
Cytec Industries, Inc.	200	13,678
Deltic Timber Corp.	100	5,692
Domtar Corp.*	1,628	13,350
Dow Chemical Co. (The)	3,600	155,016
Eagle Materials, Inc.	200	7,148
Eastman Chemical Co.	300	20,019
Ecolab, Inc.	700	33,040
EI Du Pont de Nemours & Co.	3,400	168,504
Ferro Corp.	100	1,998
Florida Rock Industries, Inc.	200	12,498
FMC Corp.	400	20,808
Freeport-McMoRan Copper & Gold, Inc.	1,436	150,622
Georgia Gulf Corp.	100	1,390
Glatfelter	200	2,968
Greif, Inc., Class A	200	12,136
Haynes International, Inc.*	100	8,537
HB Fuller Co.	200	5,936
Headwaters, Inc.*	100	1,488

		Market
	Shares	Value

Hecla Mining Co.*	400	3,580
Hercules, Inc.	400	8,408
Huntsman Corp.	300	7,947
Innospec, Inc.	200	4,556
International Flavors & Fragrances, Inc.	300	15,858
International Paper Co.	1,700	60,979
Kaiser Aluminum Corp.	100	7,057
Louisiana-Pacific Corp.	400	6,788
Lubrizol Corp.	300	19,518
Lyondell Chemical Co.	800	37,080
Martin Marietta Materials, Inc.	200	26,710
MeadWestvaco Corp.	700	20,671
Metal Management, Inc.	100	5,420
Minerals Technologies, Inc.	100	6,700
Monsanto Co.	2,000	171,480
Mosaic Co. (The)*	600	32,112
Myers Industries, Inc.	100	1,982
Nalco Holding Co.	600	17,790
Neenah Paper, Inc.	100	3,309
NewMarket Corp.	100	4,938
Newmont Mining Corp.	1,600	71,568
Nucor Corp.	1,100	65,417
Olin Corp.	200	4,476
OM Group, Inc.*	100	5,281
Owens-Illinois, Inc.*	632	26,196
Packaging Corp. of America	300	8,721
Pactiv Corp.*	500	14,330
PolyOne Corp.*	300	2,241
PPG Industries, Inc.	600	45,330
Praxair, Inc.	1,200	100,512
Quanex Corp.	150	7,047
Reliance Steel & Aluminum Co.	300	16,962
Rock-Tenn Co., Class A	100	2,890
Rockwood Holdings, Inc.*	100	3,583
Rohm & Haas Co.	600	33,402
Royal Gold, Inc.	100	3,275
RPM International, Inc.	400	9,580
RTI International Metals, Inc.*	100	7,926
Ryerson, Inc.	100	3,374
Schnitzer Steel Industries, Inc.	100	7,329
Schulman A, Inc.	70	1,381
Schweitzer-Mauduit International, Inc.	100	2,330
Scotts Miracle-Gro Co., Class A (The)	206	8,807
Sealed Air Corp.	600	15,336
Sensient Technologies Corp.	200	5,774
Sigma-Aldrich Corp.	600	29,244
Silgan Holdings, Inc.	100	5,375
Smurfit-Stone Container Corp.*	800	9,344
Sonoco Products Co.	400	12,072
Southern Copper Corp.	270	33,434
Spartech Corp.	100	1,706
Steel Dynamics, Inc.	400	18,680
Stillwater Mining Co.*	100	1,029
Symyx Technologies*	100	869
Temple-Inland, Inc.	400	21,052
Terra Industries, Inc.*	300	9,378
Texas Industries, Inc.	100	7,850
Titanium Metals Corp.*	300	10,068
Tronox, Inc., Class B	80	722
United States Steel Corp.	400	42,376
Valspar Corp.	400	10,884
Vulcan Materials Co.	400	35,660
Wausau Paper Corp.	100	1,115
Weyerhaeuser Co.	800	57,840
Worthington Industries, Inc.	200	4,712
WR Grace & Co.*	200	5,372
Zoltek Cos, Inc.*	100	4,363

		2,384,109

		Market
	Shares	Value

Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.	100	1,445
Alltel Corp.	1,300	90,584
American Tower Corp., Class A*	1,600	69,664
AT&T, Inc.	22,771	963,441
Cbeyond, Inc.*	100	4,079
Centennial Communications Corp.*	100	1,012
CenturyTel, Inc.	400	18,488
Cincinnati Bell, Inc.*	800	3,952
Citizens Communications Co.	1,476	21,136
Clearwire Corp., Class A*	100	2,444
Cogent Communications Group, Inc.*	200	4,668
Covad Communications Group, Inc.*	1,000	670
Crown Castle International Corp.*	937	38,070
Dobson Communications Corp.*	400	5,116
Embarq Corp.	580	32,248
Fairpoint Communications, Inc.	100	1,886
FiberTower Corp.*	200	768
General Communication, Inc., Class A*	200	2,428
Golden Telecom, Inc.	100	8,049
IDT Corp., Class B	200	1,674
Iowa Telecommunications Services, Inc.	100	1,985
iPCS, Inc.	100	3,439
Leap Wireless International, Inc.*	200	16,274
Level 3 Communications, Inc.*	5,568	25,891
MetroPCS Communications, Inc.*	200	5,456
NeuStar, Inc., Class A*	200	6,858
NII Holdings, Inc.*	600	49,290
North Pittsburgh Systems, Inc.	100	2,376
NTELOS Holdings Corp.*	100	2,946
PAETEC Holding Corp.*	300	3,741
Premiere Global Services, Inc.*	100	1,265
Qwest Communications International, Inc.*	5,800	53,128
SBA Communications Corp., Class A*	400	14,112
Sprint Nextel Corp.	10,200	193,800
SureWest Communications	100	2,501
Syniverse Holdings, Inc.*	100	1,590
Telephone & Data Systems, Inc.	400	26,700
Time Warner Telecom, Inc., Class A*	600	13,182
US Cellular Corp.*	100	9,820
USA Mobility, Inc.*	100	1,687
Verizon Communications, Inc.	10,716	474,505
Windstream Corp.	1,547	21,844

		2,204,212

Utilities (1.3%)
AES Corp. (The)*	2,500	50,100
AGL Resources, Inc.	300	11,886
Allegheny Energy, Inc.*	600	31,356
Allete, Inc.	100	4,476
Alliant Energy Corp.	400	15,328
Ameren Corp.	800	42,000
American Electric Power Co., Inc.	1,500	69,120
American States Water Co.	100	3,900
Aqua America, Inc.	400	9,072
Aquila, Inc.*	1,500	6,015
Atmos Energy Corp.	300	8,496
Avista Corp.	200	4,070
Black Hills Corp.	100	4,102
California Water Service Group	100	3,849
Centerpoint Energy, Inc.	1,200	19,236
CH Energy Group, Inc.	100	4,780
Cleco Corp.	200	5,054
CMS Energy Corp.	900	15,138
Consolidated Edison, Inc.	1,000	46,300
Constellation Energy Group, Inc.	700	60,053
Dominion Resources, Inc.	1,076	90,707
DPL, Inc.	400	10,504
DTE Energy Co.	700	33,908

		Market
	Shares	Value

Duke Energy Corp.	4,692	87,693
Dynegy, Inc., Class A*	1,300	12,012
Edison International	1,200	66,540
El Paso Electric Co.*	200	4,626
Empire District Electric Co. (The)	100	2,259
Energen Corp.	300	17,136
Energy East Corp.	500	13,525
Entergy Corp.	700	75,803
Equitable Resources, Inc.	500	25,935
Exelon Corp.	2,500	188,400
FirstEnergy Corp.	1,100	69,674
FPL Group, Inc.	1,500	91,320
Great Plains Energy, Inc.	300	8,643
Hawaiian Electric Industries, Inc.	300	6,513
Idacorp, Inc.	200	6,548
Integrys Energy Group, Inc.	365	18,699
ITC Holdings Corp.	100	4,955
Laclede Group, Inc. (The)	100	3,228
MDU Resources Group, Inc.	600	16,704
MGE Energy, Inc.	100	3,344
Mirant Corp.*	943	38,361
National Fuel Gas Co.	300	14,043
New Jersey Resources Corp.	100	4,959
Nicor, Inc.	200	8,580
NiSource, Inc.	1,000	19,140
Northeast Utilities	600	17,142
Northwest Natural Gas Co.	100	4,570
NorthWestern Corp.	100	2,717
NRG Energy, Inc.*	878	37,131
NSTAR	400	13,924
OGE Energy Corp.	300	9,930
Oneok, Inc.	400	18,960
Otter Tail Corp.	100	3,565
Pepco Holdings, Inc.	700	18,956
PG&E Corp.	1,300	62,140
Piedmont Natural Gas Co.	300	7,527
Pinnacle West Capital Corp.	400	15,804
PNM Resources, Inc.	300	6,984
Portland General Electric Co.	100	2,780
PPL Corp.	1,400	64,820
Progress Energy, Inc.	1,000	46,850
Public Service Enterprise Group, Inc.	900	79,191
Puget Energy, Inc.	400	9,788
Questar Corp.	600	31,518
Reliant Energy, Inc.*	1,200	30,720
SCANA Corp.	400	15,496
Sempra Energy	5,700	331,284
Sierra Pacific Resources	900	14,157
SJW Corp.	100	3,414
South Jersey Industries, Inc.	100	3,480
Southern Co.	2,800	101,584
Southern Union Co.	400	12,444
Southwest Gas Corp.	100	2,829
TECO Energy, Inc.	700	11,501
TXU Corp.	1,700	116,399
UGI Corp.	400	10,392
UIL Holdings Corp.	166	5,229
Unisource Energy Corp.	100	2,989
Vectren Corp.	300	8,187
Westar Energy, Inc.	300	7,368
WGL Holdings, Inc.	200	6,778
Wisconsin Energy Corp.	5,375	242,036
Xcel Energy, Inc.	1,500	32,311

		2,770,985

Total Common Stocks (Active & Passive Domestic Equities)
(Cost — $60,049,546)		71,920,494

		Market
	Shares	Value

Investment Companies (Active International & Passive Domestic Equities) (9.1%)
Longleaf Partners International Fund	444,576	9,749,550
Oakmark International Fund	344,282	9,154,456

Total Investment Companies (Active International & Passive Domestic Equities)
(Cost — $15,690,196)		18,904,006

Partnerships (Active Domestic & International Equities) (14.2%) **
Partnerships (Active Domestic Equities)
ValueAct Capital Partners II, L.P.	7,300,000	10,290,000
Partnerships (Active International Equities)
Liberty Square Strategic Partners IV (Asia), L.P.	6,200,000	6,390,000
Walter Scott International Fund LLC	9,066,882	12,855,000

Total Partnerships (Active Domestic & International Equities)
(Cost — $22,600,000)		29,535,000

TOTAL EQUITY INVESTMENTS
(Cost—$98,339,742)		120,359,500

ALTERNATIVE ASSETS (25.6%) **
Hedge Funds
Canyon Value Realization Fund, L.P.		11,051,000
FFIP, L.P.		9,733,000
Lansdowne European Strategic Equity Fund, L.P.		4,396,000
Perry Partners, L.P.		10,618,000
Royal Capital Value Fund, L.P.		4,529,000
Taconic Opportunity Fund, L.P.		8,470,000
Tiedemann Global Emerging Markets QP, L.P.		4,629,000

TOTAL ALTERNATIVE ASSETS
(Cost — $44,250,000)		53,426,000

FIXED INCOME INVESTMENTS (11.8%)

	Principal
	Amount
Asset Backed Securities (0.6%)
Capital Auto Receivables Asset Trust, Series 06-1, Class A2B, 5.78%, due 09/15/08 (f)	$8,367	8,369
Capital One Auto Finance Trust, Series 06-A, Class A4, 5.76%, due 12/15/12 (f)	290,000	287,786
Countrywide Asset-Backed Certificates, Series 07-QH2, Class A1, 5.37%, due 04/25/37 (f)	277,523	274,115
Countrywide Home Equity Loan Trust, Series 06-I, Class 2A, 5.89%, due 01/15/37 (f)	201,988	198,727
EMC Mortgage Loan Trust, Series 05-B, Class A1, 5.60%, due 05/25/40 (f)	100,335	100,364
Ford Credit Floorplan Master Owner Trust, Series 06-3, Class B, 6.20%, due 06/15/11 (f)	200,000	193,948
Massachusetts RRB Special Purpose Trust, Series 05-1, Class A4, 4.40%, due 03/15/15	100,000	96,883

		1,160,192

Collateralized Mortgage Obligations (1.3%)
Banc of America Commercial Mortgage, Inc., Series 05-3, Class A2, 4.50%, due 07/10/43	170,000	167,602
Citigroup Mortgage Loan Trust, Inc., Series 06-AR7, Class 2A2A, 5.68%, due 11/25/36 (f)	214,784	213,967
Countrywide Alternative Loan Trust, Series 07-HY3, Class 3A1, 5.62%, due 03/25/47 (f)	179,400	175,230
Granite Master Issuer plc, Series 07-1, Class 2A1, 5.66%, due 12/20/54 (f)	150,000	149,313
GS Mortgage Securities Corp II, Series 05-GG4, Class A2, 4.48%, due 07/10/39	130,000	128,254
GS Mortgage Securities Corp II, Series 06-GG6, Class A2, 5.51%, due 04/10/38 (f)	94,000	95,027
Interstar Millennium Trust, Series 05-1G, Class A, 5.84%, due 12/8/36 (f)	406,902	407,747
JP Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4, 6.07%, due 4/15/45 (f)	190,000	195,363
JP Morgan Mortgage Trust, Series 06-A2, Class 5A1, 3.76%, due 11/25/33 (f)	161,603	159,527
Morgan Stanley Mortgage Loan Trust, Series 04-11AR, Class 2A, 5.34%, due 01/25/35 (f)	105,015	107,613
Puma Finance Ltd., Series S1, Class A, 5.56%, due 08/09/35 (f)	180,570	180,209
RMAC Securities PLC, Series 06-NS4A, Class A1B, 5.77%, due 06/12/25 (f)	268,739	267,993
Structured Asset Mortgage Investments, Inc., Series 06-AR6, Class 2A2, 5.36%, due 07/25/36 (f)	145,275	141,084
Wachovia Bank Commercial Mortgage Trust, Series 05-C16, Class A2, 4.38%, due 10/15/41	130,137	128,401
WaMu Mortgage Pass Through Certificates, Series 06-AR10, Class 1A2, 5.94%, due 09/25/36 (f)	117,313	117,049
WaMu Mortgage Pass Through Certificates, Series 06-AR12, Class 1A1, 6.07%, due 10/25/36 (f)	140,553	140,361

		2,774,740

Corporate Bonds (2.0%)
Consumer Discretionary (0.2%)
COX Communications, Inc., 5.45%, due 12/15/14	71,000	68,878
DaimlerChrysler NA Holding Corp., 4.88%, due 06/15/10	46,000	45,478
DaimlerChrysler NA Holding Corp., 5.75%, due 09/08/11	144,000	145,339
Federated Retail Holdings, Inc., 5.35%, due 03/15/12	46,000	45,109

	Principal
	Amount
Home Depot, Inc., 5.25%, due 12/16/13	48,000	46,078
Time Warner Cable, Inc., 6.55%, due 05/01/37 (c)	44,000	43,163
Viacom, Inc., 7.88%, due 07/30/30	56,000	60,594

		454,639

Consumer Staples (0.1%)
Costco Wholesale Corp., 5.50%, due 03/15/17	99,000	96,859
CVS Caremark Corp., 5.75%, due 08/15/11	98,000	99,273
Kellogg Co., 6.60%, due 04/01/11	41,000	42,796
Safeway, Inc., 7.25%, due 02/01/31	59,000	63,231

		302,159

Energy (0.2%)
Anadarko Finance Co., 6.75%, due 05/01/11	52,000	54,359
Anadarko Finance Co., 7.50%, due 05/01/31	30,000	32,672
ConocoPhillips Holding Co., 6.95%, due 04/15/29	78,000	85,787
Kinder Morgan Energy Partners LP., 7.30%, due 08/15/33	37,000	38,769
Valero Energy Corp., 6.88%, due 04/15/12	135,000	142,255

		353,842

Financials (0.6%)
American Express Co., 5.25%, due 09/12/11	113,000	112,637
Bank of America Corp., 4.25%, due 10/01/10	28,000	27,481
Bear Stearns Cos., Inc., 5.35%, 02/01/12	94,000	92,143
Boston Properties LP, 6.25%, due 01/15/13	23,000	23,358
CIT Group Funding Co. of Canada, 4.65%, due 07/01/10	86,000	82,631
Citigroup, Inc., 5.13%, due 02/14/11	193,000	192,630
Citigroup, Inc., 5.50%, due 02/15/17	97,000	95,265
Credit Suisse USA, Inc., 6.13%, due 11/15/11	109,000	112,259
Hartford Financial Services Group, Inc., 5.38%, due 03/15/17	43,000	41,550
International Lease Finance Corp., 5.13%, due 11/01/10	84,000	84,072
JP Morgan Chase Capital XV, 5.88%, due 03/15/35	43,000	38,630
JPMorgan Chase & Co., 5.60%, due 06/01/11	78,000	78,989
Merrill Lynch & Co., Inc., 5.45%, due 07/15/14	143,000	140,253
National Rural Utilities Cooperative Finance Corp., 4.75%, due 03/01/14	72,000	68,444
SLM Corp., 4.00%, due 01/15/09	80,000	77,105

		1,267,447

Health Care (0.3%)
Aetna, Inc., 5.75, due 06/15/11	69,000	70,089
Amgen, Inc., 5.85, due 06/01/17 (c)	81,000	80,228
Eli Lilly & Co., 5.20%, due 03/15/17	62,000	60,292
Hospira, Inc., 5.67%, due 03/30/10 (f)	43,000	42,634
McKesson Corp., 5.25%, due 03/01/13	47,000	46,581
UnitedHealth Group, Inc., 5.38%, due 03/15/16	41,000	39,901
WellPoint, Inc., 5.85%, 01/15/36	71,000	65,312
Wyeth, 4.38%, due 03/01/08	22,000	21,906
Wyeth, 5.50%, due 03/15/13	98,000	97,800

		524,743

Industrials (0.2%)
Caterpillar, Inc., 6.05%, due 08/15/36	82,000	82,104
CSX Corp., 5.60%, due 05/01/17	41,000	39,298
Kowloon Canton Railway Corp., 8.00%, due 03/15/10	20,000	21,381
Lockheed Martin Corp., 6.15%, due 09/01/36	93,000	94,002
RR Donnelley & Sons Co., 5.63%, due 01/15/12	74,000	74,566
Union Pacific Corp., 6.65%, due 01/15/11	49,000	50,541

		361,892

Information Technology (0.1%)
Cisco Systems, Inc., 5.25%, due 02/22/11	69,000	69,642
Intuit, Inc., 5.75%, due 03/15/17	71,000	70,842
Oracle Corp and Ozark Holding, Inc., 5.00%, due 01/15/11	30,000	28,632

		169,116

Materials (0.0%)
BHP Billiton Finance USA Ltd., 5.25%, due 12/15/15	48,000	46,686
Vale Overseas Ltd., 6.88%, due 11/21/36	39,000	40,180

	Principal
	Amount

		86,866

Telecommunication Services (0.2%)
AT&T Wireless, 8.13%, due 05/01/12	94,000	104,233
AT&T Wireless, 8.75%, due 03/01/31	31,000	39,247
Nextel Communications, Inc., 6.88%, due 10/31/13	27,000	27,108
Telecom Italia Capital SA, 4.88%, due 10/01/10	99,000	97,881
Telecom Italia Capital SA, 6.00%, due 09/30/34	63,000	58,578

		327,047

Utilities (0.1%)
American Electric Power Co., Inc., 5.38%, due 03/15/10	41,000	41,173
Exelon Corp., 4.90%, due 06/15/15	59,000	54,939
KeySpan Corp., 7.63%, due 11/15/10	30,000	31,988
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	55,000	53,393
Pacific Gas & Electric Co., 6.05%, due 03/01/34	55,000	54,015

		235,508

Foreign Government Securities (0.2%)
Mexico Government International Bond, 6.75%, due 09/27/34	170,000	184,875
South Africa Government International Bond, 6.50%, due 06/02/14	175,000	184,188

		369,063

Municipal Bonds (0.2%)
California (0.1%)
County of Marin, GO, 4.79%, due 08/01/15 MBIA Insured	200,000	192,404

New York (0.1%)
New York City Transitional Finance Authority, 5.19%, due 08/01/16	200,000	196,104

		388,508

U.S. Government Securities (3.7%)
Federal Home Loan Mortgage Corp.(0.3%)
5.00%, due 02/16/17	355,000	355,404
5.38%, due 02/8/10	96,000	96,277
5.75%, due 01/15/12	135,000	141,003

		592,684

Federal National Mortgage Assn. (3.4%)
5.00%, due 09/01/33	515,933	493,886
5.50%, due 04/01/34	380,036	373,318
5.50%, due 05/01/34	105,501	103,632
5.50%, due 04/01/36	686,977	673,700
5.50%, due 10/25/22 TBA (d)(g)	1,600,000	1,596,000
5.50%, due 10/25/37 TBA (d)(g)	1,850,000	1,811,844
5.84%, due 12/01/36 (f)	163,401	165,406
5.89%, due 12/01/36 (f)	182,059	184,272
6.00%, due 10/15/37 TBA (d)(g)	1,600,000	1,602,000
6.25%, due 05/15/29	126,000	141,462

		7,145,520

U.S. Treasury Securities (3.8%)
U.S. Treasury Bonds (0.1%)
5.00%, due 05/15/37	105,000	107,707

U.S. Treasury Notes (3.7%)
3.13%, due 10/15/08 (e)	487,000	482,548
3.88%, due 09/15/10 (e)	2,109,000	2,100,762
4.00%, due 02/15/15 (e)	1,582,000	1,539,114
4.50%, due 05/15/10	300,000	303,773
4.63%, due 07/31/12	493,000	501,589
4.63%, due 11/15/16 (e)	1,289,000	1,295,344
4.75%, due 01/31/12	350,000	358,012
4.75%, due 08/15/17	670,000	679,003
4.88%, due 06/30/09	750,000	761,250

		8,021,395

TOTAL FIXED INCOME INVESTMENTS
(Cost—$24,612,502)		24,643,068

	Principal
	Amount
SHORT-TERM INVESTMENTS (7.7%)
Commercial Paper (0.2%)
JPMorgan Chase & Co., 4.36%, due 12/31/49	323,391	323,391

Discount Notes (7.2%)
Federal Agricultural Mortgage Corp.
4.58%, due 10/23/07 (a)	600,000	598,248

Federal Farm Credit Bank
4.58%, due 10/04/07 (a)	1,800,000	1,799,084
4.56%, due 10/17/07 (a)	1,500,000	1,496,777

		3,295,861

Federal Home Loan Bank
4.63%, due 10/26/07 (a)	3,200,000	3,189,346
4.45%, due 12/05/07 (a)	700,000	694,338

		3,883,684

Federal Home Loan Mortgage Corp.
4.60%, due 10/24/07 (a)	1,600,000	1,595,104
4.45%, due 12/05/07 (a)	230,000	228,140

		1,823,244

Federal National Mortgage Assn.
4.47%, due 12/05/07 (a)	2,390,000	2,370,667
4.45%, due 12/19/07 TBA (d)(g)	3,200,000	3,168,541

		5,539,208

U.S. Treasury Securities (0.3%)
U.S. Treasury Bill
3.65%, due 12/06/07 (a)(b)	401,000	398,296

TOTAL SHORT-TERM INVESTMENTS
(Cost—$15,860,001)		15,861,932

TOTAL INVESTMENTS (102.9%)
(Cost—$183,062,245) (h)		214,290,500

Other Liabilities in Excess of Assets — (2.9%)		(5,999,084)

NET ASSETS (100.0%)		$208,291,416

Notes to Summary Schedule of Investments:

*	Non-income producing security.

**	Securities were valued at fair value — At September 30, 2007, the Fund held $82,961,000 of fair valued securities, representing 39.8% of net assets.

(a)	Zero coupon security — rate disclosed is yield as of September 30, 2007.

(b)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(c)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(d)	Dollar roll transaction.

(e)	All or a portion of the security has been segregated to meet the Fund’s obligation for delayed delivery securities.

(f)	Variable or floating rate security. Rate disclosed is as of September 30, 2007.

(g)	Security is subject to delayed delivery.

(h)	Estimated tax basis approximates book cost.

ADR	— American Depositary Receipt.

GO	— General Obligation.

REIT	— Real Estate Investment Trust.

TBA	— To be announced. Security is subject to delayed delivery.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2007 (UNAUDITED)	(in U.S. dollars)

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at September 30, 2007.
	Number of	Notional	Expiration	Net Unrealized
	Contracts	Market Value	Date	Appreciation

Long:
E-mini Russell 2000 Index	1	$81,320	December—07	$3,273
E-mini S & P500 Index	7	538,300	December—07	16,842
E-mini S & P Midcap 400 Index	1	89,330	December—07	2,658

				$22,773

     This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Investments is available (i) without charge, upon request, by calling the Fund toll-free at 800-443-4306; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a) Not applicable for semi-annual reports.
(b) The following are the changes to individuals identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.
Hall Capital Partners LLC (formerly Offit Hall Capital Management LLC)
     Morris W. Offit is no longer a member of the Investment Review Committee (the “Committee”). Sarah E. Stein joined the Committee as of November 13, 2007. The Committee reviews and makes a final decision on the eligibility of any potential investment for the Fund. The other members of the Committee are Kathryn A. Hall and John W. Buoymaster.
     Ms. Stein is a Managing Director and the Deputy Director of Research at Hall Capital Partners LLC, focusing on investments, group strategy and discretionary mandates. She is also a member of the firm’s Investment Review Committee. Ms. Stein joined Offit Hall Capital Management LLC (predecessor to Hall Capital Partners LLC) in August of 2002, and has held several roles. Ms. Stein joined the Firm as an Associate and then worked as a Principal in the Investment Advisory Group. Ms. Stein became deputy Director of Research in June of 2006 and most recently was promoted to Managing Director in December of 2006. Prior to joining the Firm, Ms. Stein received an M.B.A. and a Masters in Education from Stanford University. In the summer of 2001, she was a Summer Associate at Goldman Sachs & Co in the Investment Management Division. Prior to graduate school at Stanford, Ms. Stein worked as an Associate for the Fisher Family Foundation. Before she joined the Fisher Family Foundation in 1998, she taught English in Guangzhou, China. Ms. Stein graduated cum laude from Princeton University in June of 1997 with a Bachelor of Arts in History. She was a Trustee of Princeton University from 1997 to 2001, and is currently a Trustee of the Breakthrough Collaborative, Crystal Springs Uplands School and KIPP Bayview Academy. Ms. Stein is also a member of the Investment Committee of the San Francisco Foundation.
     Kathryn Hall is currently and has been since Fund inception primarily responsible for the day-to-day management of the Fund.
     The table below describes certain information regarding the accounts that Ms. Hall, either alone or together with other Managing Directors of the Adviser, managed or advised as of June 30, 2007:

			Number of
			Accounts	Assets Managed
			Managed for	for which
			which Investment	Investment
	Number of		Advisory Fee is	Advisory Fee is
	Accounts	Total Assets	Performance-	Performance-
Type of Account	Managed	Managed	Based	Based
Registered Investment Companies	1	$196,309,000	0	$0
Other Pooled Investment Vehicles	1	$1,685,397,000	1	$37,887,000
Other accounts (Advisory Clients)	101	$20,480,792,000	8	$1,562,790,000
     The firm manages or advises accounts for many clients. There are certain inherent conflicts of interest between the Fund and other clients for which the Adviser acts as investment adviser or portfolio manager. In particular, some of these clients may seek to invest in the same Portfolio Funds as the Fund or to dispose of some investments the Fund is seeking to acquire. In addition, the Adviser may have conflicts of interest in the allocation of management and staff time, services and functions between the Fund and other entities.
     The Adviser seeks to manage such potential conflicts among its clients, including the Fund, through allocation policies and procedures (the “Allocation Policies”), which the Adviser has developed to provide assurances that no one client, regardless of type, is intentionally favored at the expense of another. The Allocation Policies are reasonably designed to address potential conflicts in situations where two or more client accounts participate in investment decisions involving the same Portfolio Funds.
     Under the Allocation Policies, the Adviser will allocate investment opportunities in a manner that it believes in good faith to be in the best interest of all the accounts involved and will in general allocate investment opportunities believed to be appropriate for both the Fund and other accounts on an equitable basis; however, there can be no assurance that a particular investment opportunity that comes to the attention of the Adviser will be allocated in any particular manner.
     In addition, all Adviser personnel are required to adhere to the Adviser’s Code of Ethics concerning personal investments.
     Because clients advised by the Adviser have different investment objectives or considerations than the Fund, decisions for each such client are made separately and independently in light of the objectives and purposes of such accounts. In addition, the Adviser does not devote its full time and attention to the Fund and will only be required to devote such time and attention to the Fund as it, in its sole discretion, deems necessary for the management of the Fund.
     Compensation consists of base salary and bonus, both of which are determined by the Adviser’s Compensation Committee based primarily on subjective guidelines. As with all Adviser personnel, Ms. Stein is eligible for the standard retirement benefits and health and welfare benefits granted by the Adviser. Ms. Stein does not, and is not eligible to, own any Units of the Fund.
Payden & Rygel
     David Ballentine is no longer a portfolio manager responsible for the day-to-day management of the Fund’s assets. Jeff Carefoot, Core Bond Strategist, no longer serves the Fund in that capacity.
     Jim Sarni and Kristin Ceva began providing portfolio manager services to the Fund in June 2007. Brian Matthews and Mary Beth Syal continue to provide sub-advisory service to the Fund and have since the Fund’s inception.

			Years with	Business
Name	Title	Responsibilities	Firm	Experience

Jim Sarni	Managing Principal	Investment Policy Committee; Senior Portfolio Manager	17	Payden & Rygel

Kristin Ceva	Principal	Investment Policy Committee: Senior Portfolio Manager	10	Payden & Rygel
     Payden & Rygel’s investment management philosophy is founded on a team approach to investing. The Investment Policy Committee, composed of eight managing principals, including Brian Matthews, sets overall policy for all portfolios managed by Payden & Rygel, including the Fund’s assets. The group at Payden & Rygel responsible for day-to-day portfolio management of the Fund’s assets, the Global Fixed Income Strategy Group, manages $11.5 billion in Core Bond assets as of September 30, 2007, and is responsible for executing that policy. Set forth in the chart below are the total number of all accounts, and the total assets for those accounts, for which Mr. Sarni and Ms. Ceva are directly assigned day-to-day responsibility as of September 30, 2007.

				# of Accounts
		Total #		Managed that	Total Assets that
Name of Portfolio		of		Advisory Fee	Advisory Fee
Manager or		Accounts		Based on	Based on
Team Member	Type of Accounts	Managed	Total Assets	Performance	Performance
Jim Sarni	Registered Investment Companies:	6	$2.029 billion	0	$0
	Other Pooled Investment Vehicles:	2	$0.087 billion	0	$0
	Other Accounts:	22	$4.107 billion	1	$0.227 billion

Kristin Ceva	Registered Investment Companies:	3	$0.252 billion	0	$0
	Other Pooled Investment Vehicles:	3	$0.004 billion	0	$0
	Other Accounts:	0	$0	0	$0
     Compensation of Portfolio Managers. In addition to highly competitive base salaries, each portfolio manager receives an annual pre-tax cash bonus based on merit and corporate profitability for that year. Salaries are fixed and bonuses are extended to all members of the firm.
     Key personnel, including portfolio managers, also may receive either a deferred compensation plan or equity ownership in the company.
     Payden & Rygel provides investment management services to all client accounts, including Kiewit Investment Fund LLLP, based on the team approach. As a result, a portfolio manager’s compensation is not tied directly to the specific performance of the account, but rather to the overall performance of the team and the individual’s contribution to that team effort. The following factors are evaluated in the bonus process: level of responsibility, leadership, aiding in the achievement of account objectives and application of knowledge and expertise, as determined by their supervisor.
     Conflicts Among Client Accounts. Conflicts of interest may arise where Payden & Rygel or its employees have reason to favor the interests of one client over another, e.g., larger accounts over smaller accounts, or accounts compensated by performance fees over accounts not so compensated. In such a situation, Payden & Rygel and its employees are specifically prohibited from engaging in any inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.

     Client Accounts: Trade Allocation/Aggregation Policy. To maintain efficient trading operations and to ensure that its clients enjoy the benefits of such efficient operations, Payden & Rygel often trades securities in large dollar amounts, which are then allocated in smaller amounts among several client accounts. Clients generally benefit from this process because these “block trades” are transacted at a price that may not be available in smaller size trades. Whether allocating block trades among client accounts, or allocating investment opportunities (e.g., allocation of opportunities to invest in initial public offerings or other new issues), or determining how to aggregate equitably trades for two or more clients, Payden & Rygel’s goal and procedures are the same in each case. It seeks to treat similar client portfolios with similar investment strategies fairly with no client receiving preferential treatment over another client. Thus, when purchasing a security that is suitable for more than one client account with similar investment strategies, the basic procedure of the Payden & Rygel’s traders is to allocate the purchase of the security on a pro rata basis across all such accounts.
     Portfolio managers do not, and are not eligible to, own any Units of the Fund.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant’s equity securities made in the period covered by this report.
Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee of the registrant’s Board of Directors has adopted procedures by which Unitholders may recommend nominees to the Board as noted in the registrant’s Statement of Additional Information.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP
By:	/s/ Robert L. Giles, Jr.
Robert L. Giles, Jr.
President

November 20, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Giles, Jr.
Robert L. Giles, Jr.
President

November 20, 2007

By:	/s/ Denise A. Meredith
Denise A. Meredith
Treasurer

November 20, 2007